Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.4%)
DowDuPont Inc.	61,245,036	3,264,973
Linde plc	14,834,881	2,609,901
Ecolab Inc.	7,059,910	1,246,356
Air Products & Chemicals Inc.	5,963,655	1,138,820
PPG Industries Inc.	6,408,710	723,351
LyondellBasell Industries NV Class A	8,061,972	677,851
Newmont Mining Corp.	14,457,871	517,158
International Paper Co.	10,873,888	503,135
Nucor Corp.	8,506,028	496,327
Freeport-McMoRan Inc.	37,363,951	481,621
* International Flavors & Fragrances Inc.	2,892,552	372,532
Celanese Corp. Class A	3,478,608	343,025
FMC Corp.	3,585,883	275,467
Avery Dennison Corp.	2,348,543	265,385
Eastman Chemical Co.	3,411,329	258,852
Mosaic Co.	9,406,538	256,893
CF Industries Holdings Inc.	6,263,253	256,042
Albemarle Corp.	2,878,026	235,941
Steel Dynamics Inc.	5,907,755	208,366
RPM International Inc.	3,576,845	207,600
Chemours Co.	4,536,891	168,591
Royal Gold Inc.	1,780,281	161,881
Reliance Steel & Aluminum Co.	1,740,031	157,055
* Axalta Coating Systems Ltd.	6,012,897	151,585
Versum Materials Inc.	2,959,646	148,900
* Alcoa Corp.	5,057,652	142,423
WR Grace & Co.	1,809,107	141,183
Ashland Global Holdings Inc.	1,687,046	131,809
Huntsman Corp.	5,387,525	121,165
* Ingevity Corp.	1,139,290	120,320
NewMarket Corp.	243,102	105,399
Olin Corp.	4,493,342	103,976
United States Steel Corp.	4,711,215	91,822
Domtar Corp.	1,698,221	84,317
Scotts Miracle-Gro Co.	1,056,387	83,011
Balchem Corp.	879,360	81,605
* Univar Inc.	3,657,530	81,051
^ Cleveland-Cliffs Inc.	7,995,495	79,875
Sensient Technologies Corp.	1,140,938	77,344
Westlake Chemical Corp.	1,049,551	71,222
* Element Solutions Inc.	7,010,463	70,806
Quaker Chemical Corp.	343,759	68,865
HB Fuller Co.	1,369,809	66,627
PolyOne Corp.	2,122,641	62,215
Cabot Corp.	1,458,279	60,708
Carpenter Technology Corp.	1,294,692	59,362
Peabody Energy Corp.	2,072,226	58,706
Minerals Technologies Inc.	972,428	57,169
Innospec Inc.	673,607	56,145

	Commercial Metals Co.	3,175,357	54,235
*	GCP Applied Technologies Inc.	1,811,790	53,629
	Compass Minerals International Inc.	932,931	50,723
	Stepan Co.	543,874	47,600
	Kaiser Aluminum Corp.	427,544	44,777
*	Ferro Corp.	2,269,211	42,956
	Arch Coal Inc. Class A	434,695	39,675
	Warrior Met Coal Inc.	1,284,755	39,057
	Worthington Industries Inc.	1,043,433	38,941
	US Silica Holdings Inc.	2,013,068	34,947
	Tronox Holdings plc Class A	2,433,711	32,003
	Schweitzer-Mauduit International Inc.	824,952	31,942
	Hecla Mining Co.	13,161,174	30,271
	Materion Corp.	529,263	30,200
	Neenah Inc.	449,447	28,926
*	Contura Energy Inc.	488,808	28,312
*	Codexis Inc.	1,377,415	28,278
*	Kraton Corp.	870,524	28,013
*,^	AK Steel Holding Corp.	8,602,028	23,656
*	CSW Industrials Inc.	410,047	23,492
*	AdvanSix Inc.	803,683	22,961
*	CONSOL Energy Inc.	639,443	21,882
*	Coeur Mining Inc.	5,045,219	20,584
*	Verso Corp.	949,000	20,328
	Rayonier Advanced Materials Inc.	1,432,467	19,424
	Chase Corp.	193,926	17,946
	Schnitzer Steel Industries Inc.	717,075	17,210
	Innophos Holdings Inc.	536,638	16,174
*	PQ Group Holdings Inc.	1,034,057	15,687
*	SunCoke Energy Inc.	1,742,969	14,798
*	Koppers Holdings Inc.	517,246	13,438
	American Vanguard Corp.	765,094	13,175
	Tredegar Corp.	791,407	12,773
	Resolute Forest Products Inc.	1,589,630	12,558
	PH Glatfelter Co.	806,862	11,393
*	Century Aluminum Co.	1,282,334	11,387
*	TimkenSteel Corp.	1,008,062	10,948
	Hawkins Inc.	280,157	10,318
*	Intrepid Potash Inc.	2,619,090	9,926
	FutureFuel Corp.	731,582	9,803
*	OMNOVA Solutions Inc.	1,297,308	9,107
*,^	Energy Fuels Inc.	2,503,356	8,336
*	Clearwater Paper Corp.	427,491	8,327
	Kronos Worldwide Inc.	575,953	8,075
	Gold Resource Corp.	1,795,386	7,056
*,^	Uranium Energy Corp.	4,378,399	6,130
*	Veritiv Corp.	214,353	5,642
*,^	ChromaDex Corp.	1,166,417	4,887
*	Ryerson Holding Corp.	525,413	4,497
	Olympic Steel Inc.	279,237	4,431
	Haynes International Inc.	129,884	4,264
	Synalloy Corp.	271,230	4,123
*	Universal Stainless & Alloy Products Inc.	238,933	3,959
*	LSB Industries Inc.	603,500	3,766
*,^	Ur-Energy Inc.	4,123,978	3,399
*	AgroFresh Solutions Inc.	963,070	3,217
	Northern Technologies International Corp.	108,004	2,889

*,^	Marrone Bio Innovations Inc.	1,883,507	2,882
	Hallador Energy Co.	329,717	1,734
*,^	Ramaco Resources Inc.	258,600	1,500
	United-Guardian Inc.	52,150	999
	Friedman Industries Inc.	125,686	964
*	General Moly Inc.	1,424,702	309
*	US Antimony Corp.	365,116	172
*	Dynasil Corp. of America	158,974	162
*	Ampco-Pittsburgh Corp.	39,737	131
*	Pershing Gold Corp.	112,105	130
*,^	Westwater Resources Inc.	388,590	52
*	Solitario Zinc Corp.	101,974	43
*,^	US Gold Corp.	27,044	24
*,^	Golden Minerals Co.	67,315	18
*	Ikonics Corp.	2,096	17
*	Paramount Gold Nevada Corp.	9,747	8
*	Centrus Energy Corp. Class A	2,717	8
*	NL Industries Inc.	129	1
			18,340,338
Consumer Goods (7.8%)
	Procter & Gamble Co.	67,949,113	7,070,105
	Coca-Cola Co.	104,048,316	4,875,704
	PepsiCo Inc.	38,153,387	4,675,698
	Philip Morris International Inc.	42,230,662	3,732,768
	Altria Group Inc.	50,907,043	2,923,591
	NIKE Inc. Class B	34,192,800	2,879,376
	Mondelez International Inc. Class A	39,201,715	1,956,950
	Colgate-Palmolive Co.	23,404,102	1,604,117
	General Motors Co.	34,452,172	1,278,176
	Kimberly-Clark Corp.	9,355,671	1,159,168
*,^	Tesla Inc.	3,517,947	984,533
	Estee Lauder Cos. Inc. Class A	5,924,251	980,760
	Activision Blizzard Inc.	20,724,578	943,590
	Ford Motor Co.	106,147,480	931,975
	General Mills Inc.	16,201,041	838,404
*	Electronic Arts Inc.	8,136,049	826,867
	VF Corp.	8,593,531	746,864
	Constellation Brands Inc. Class A	4,067,538	713,161
	Archer-Daniels-Midland Co.	15,192,743	655,263
*	Monster Beverage Corp.	11,259,683	614,553
	Aptiv plc	7,064,717	561,574
	Clorox Co.	3,477,637	558,022
	Tyson Foods Inc. Class A	8,010,581	556,175
	Kraft Heinz Co.	16,546,504	540,243
	McCormick & Co. Inc.	3,321,204	500,273
	Church & Dwight Co. Inc.	6,671,263	475,194
*	Lululemon Athletica Inc.	2,807,081	459,996
	Hershey Co.	3,838,639	440,791
	Genuine Parts Co.	3,783,063	423,817
	Brown-Forman Corp. Class B	7,946,015	419,391
	Kellogg Co.	7,082,965	406,421
	DR Horton Inc.	9,636,968	398,778
	Lennar Corp. Class A	7,778,186	381,831
	Conagra Brands Inc.	13,174,509	365,461
	JM Smucker Co.	2,932,216	341,603
	Hormel Foods Corp.	7,253,705	324,676
	Garmin Ltd.	3,591,345	310,113

	Lamb Weston Holdings Inc.	3,974,430	297,844
*	Take-Two Interactive Software Inc.	3,071,558	289,863
*	Elanco Animal Health Inc.	8,927,917	286,318
	Molson Coors Brewing Co. Class B	4,781,405	285,211
	Hasbro Inc.	3,082,023	262,034
*	NVR Inc.	93,566	258,897
	Tapestry Inc.	7,859,705	255,362
	PVH Corp.	2,056,887	250,837
*	LKQ Corp.	8,196,252	232,610
	Lear Corp.	1,697,745	230,401
	Whirlpool Corp.	1,726,482	229,432
*	Wayfair Inc.	1,509,620	224,103
	BorgWarner Inc.	5,639,650	216,619
*	US Foods Holding Corp.	5,901,184	206,010
*	Mohawk Industries Inc.	1,612,147	203,372
^	Campbell Soup Co.	5,313,362	202,598
*	Middleby Corp.	1,515,704	197,087
	Bunge Ltd.	3,630,638	192,678
	PulteGroup Inc.	6,764,969	189,149
*	Post Holdings Inc.	1,706,731	186,716
*	WABCO Holdings Inc.	1,395,372	183,952
	Fortune Brands Home & Security Inc.	3,831,075	182,397
*	Capri Holdings Ltd.	3,883,846	177,686
	Ralph Lauren Corp. Class A	1,360,082	176,375
	Hanesbrands Inc.	9,802,638	175,271
	Newell Brands Inc.	11,268,995	172,866
	Ingredion Inc.	1,812,212	171,598
	Pool Corp.	1,038,250	171,280
	Keurig Dr Pepper Inc.	5,698,881	159,398
	Harley-Davidson Inc.	4,416,437	157,490
	Leggett & Platt Inc.	3,543,738	149,617
	Gentex Corp.	7,130,029	147,449
*	Herbalife Nutrition Ltd.	2,714,045	143,817
^	Coty Inc. Class A	12,273,112	141,141
	Polaris Industries Inc.	1,573,160	132,822
	Toll Brothers Inc.	3,565,017	129,054
*,^	Mattel Inc.	9,350,580	121,558
*	Zynga Inc. Class A	22,575,989	120,330
	Carter's Inc.	1,178,603	118,791
	Brunswick Corp.	2,348,075	118,179
*	Skechers U.S.A. Inc. Class A	3,459,418	116,271
*	Deckers Outdoor Corp.	787,900	115,813
	Goodyear Tire & Rubber Co.	6,294,945	114,253
	Flowers Foods Inc.	5,152,796	109,858
*,^	Under Armour Inc. Class A	4,894,258	103,465
*	TreeHouse Foods Inc.	1,509,750	97,454
*	Under Armour Inc. Class C	5,156,585	97,305
*	Darling Ingredients Inc.	4,451,019	96,365
	Valvoline Inc.	5,123,978	95,101
	Thor Industries Inc.	1,420,894	88,621
	Wolverine World Wide Inc.	2,436,503	87,056
*,^	iRobot Corp.	713,967	84,027
	Lancaster Colony Corp.	522,612	81,888
*	Helen of Troy Ltd.	695,329	80,630
	Columbia Sportswear Co.	759,083	79,081
	Energizer Holdings Inc.	1,725,117	77,509
*	Tempur Sealy International Inc.	1,254,951	72,373

	Steven Madden Ltd.	2,133,663	72,203
	Dana Inc.	3,887,025	68,956
	Nu Skin Enterprises Inc. Class A	1,435,863	68,720
*	Fox Factory Holding Corp.	980,156	68,503
	Sanderson Farms Inc.	516,232	68,060
*	Boston Beer Co. Inc. Class A	223,777	65,954
	J&J Snack Foods Corp.	409,602	65,061
*	Edgewell Personal Care Co.	1,464,128	64,261
^	WD-40 Co.	375,155	63,566
*	Dorman Products Inc.	720,781	63,494
	Spectrum Brands Holdings Inc.	1,092,111	59,826
	KB Home	2,374,938	57,402
	Herman Miller Inc.	1,595,831	56,141
*	Welbilt Inc.	3,425,463	56,109
*	Hain Celestial Group Inc.	2,402,840	55,554
*	Taylor Morrison Home Corp. Class A	3,013,384	53,488
*	Visteon Corp.	784,293	52,822
	LCI Industries	651,259	50,030
*	TRI Pointe Group Inc.	3,940,517	49,808
*	G-III Apparel Group Ltd.	1,204,815	48,144
	Delphi Technologies plc	2,417,314	46,557
*	Meritor Inc.	2,266,810	46,130
*	Meritage Homes Corp.	979,201	43,780
^	B&G Foods Inc.	1,778,184	43,423
*	American Axle & Manufacturing Holdings Inc.	3,031,724	43,384
	HNI Corp.	1,190,605	43,207
	La-Z-Boy Inc.	1,280,067	42,229
	Cooper Tire & Rubber Co.	1,355,690	40,522
	Callaway Golf Co.	2,528,469	40,278
*	Crocs Inc.	1,550,658	39,929
	Medifast Inc.	308,429	39,340
	MDC Holdings Inc.	1,337,863	38,878
	Universal Corp.	669,343	38,574
*	Sleep Number Corp.	797,395	37,478
	Coca-Cola Consolidated Inc.	126,753	36,483
*	Fitbit Inc. Class A	6,018,658	35,630
	Inter Parfums Inc.	468,976	35,581
^	Calavo Growers Inc.	423,790	35,535
*	Gentherm Inc.	956,021	35,239
*	American Woodmark Corp.	421,254	34,808
	Cal-Maine Foods Inc.	773,640	34,528
*	Freshpet Inc.	815,562	34,490
*	Glu Mobile Inc.	3,085,364	33,754
	Steelcase Inc. Class A	2,307,913	33,580
*	USANA Health Sciences Inc.	391,507	32,836
	Oxford Industries Inc.	433,420	32,619
*	Hostess Brands Inc. Class A	2,590,590	32,382
*	Pilgrim's Pride Corp.	1,421,440	31,684
^	Vector Group Ltd.	2,925,770	31,569
	Tenneco Inc. Class A	1,408,072	31,203
*	Garrett Motion Inc.	2,013,005	29,652
*,^	LGI Homes Inc.	491,689	29,619
	Seaboard Corp.	6,867	29,423
	Tupperware Brands Corp.	1,122,860	28,723
^	MGP Ingredients Inc.	366,440	28,271
*	Cavco Industries Inc.	237,099	27,866
	Skyline Champion Corp.	1,312,166	24,931

	Interface Inc. Class A	1,626,316	24,915
	Andersons Inc.	764,097	24,627
	Winnebago Industries Inc.	790,535	24,625
	Knoll Inc.	1,274,556	24,102
	ACCO Brands Corp.	2,807,138	24,029
	Standard Motor Products Inc.	489,090	24,014
	Fresh Del Monte Produce Inc.	887,213	23,981
	Sturm Ruger & Co. Inc.	449,092	23,811
*	Levi Strauss & Co. Class A	979,540	23,068
*	Cooper-Standard Holdings Inc.	482,960	22,680
*	Central Garden & Pet Co. Class A	953,954	22,179
*	Malibu Boats Inc. Class A	556,734	22,036
*	Stoneridge Inc.	725,543	20,939
*	M/I Homes Inc.	772,441	20,562
*,^	GoPro Inc. Class A	3,116,480	20,257
	Acushnet Holdings Corp.	868,759	20,103
	National Beverage Corp.	330,600	19,086
	Phibro Animal Health Corp. Class A	564,282	18,621
*	Modine Manufacturing Co.	1,317,872	18,279
^	Tootsie Roll Industries Inc.	479,268	17,848
*	Century Communities Inc.	704,342	16,883
*,^	Fossil Group Inc.	1,209,898	16,600
	Lennar Corp. Class B	415,331	16,248
*	Primo Water Corp.	1,044,516	16,148
	John B Sanfilippo & Son Inc.	222,406	15,984
	National Presto Industries Inc.	140,623	15,265
	Movado Group Inc.	412,252	14,998
	Kimball International Inc. Class B	1,007,327	14,244
*,^	YETI Holdings Inc.	466,293	14,105
*	American Outdoor Brands Corp.	1,507,849	14,083
*	Vista Outdoor Inc.	1,577,291	12,634
*	William Lyon Homes Class A	812,921	12,495
*	MasterCraft Boat Holdings Inc.	529,850	11,959
^	Camping World Holdings Inc. Class A	849,973	11,823
	Ethan Allen Interiors Inc.	602,913	11,534
*,^	Sonos Inc.	1,094,318	11,261
	Tower International Inc.	528,110	11,106
*	Central Garden & Pet Co.	419,992	10,735
*	Universal Electronics Inc.	288,802	10,729
	Turning Point Brands Inc.	220,394	10,158
	Limoneira Co.	420,319	9,890
*	Beazer Homes USA Inc.	846,167	9,739
*,^	Motorcar Parts of America Inc.	502,829	9,488
	Hooker Furniture Corp.	325,802	9,393
	Clarus Corp.	714,557	9,153
*,^	New Age Beverages Corp.	1,696,362	8,923
*	Arlo Technologies Inc.	2,007,049	8,289
	Dean Foods Co.	2,733,169	8,281
*,^	elf Beauty Inc.	778,248	8,249
*	Unifi Inc.	412,719	7,986
	Johnson Outdoors Inc. Class A	110,212	7,865
*	Vera Bradley Inc.	545,479	7,228
	Culp Inc.	367,272	7,063
	Titan International Inc.	1,087,124	6,490
*,^	Pyxus International Inc.	255,452	6,103
*	ZAGG Inc.	670,759	6,084
*	Lifevantage Corp.	421,768	6,027

*	Farmer Brothers Co.	295,314	5,909
*,^	22nd Century Group Inc.	3,309,852	5,660
*	Craft Brew Alliance Inc.	402,909	5,633
*	Seneca Foods Corp. Class A	219,345	5,396
	Weyco Group Inc.	171,724	5,317
	Hamilton Beach Brands Holding Co. Class A	240,630	5,164
*,^	Funko Inc. Class A	236,538	5,138
	Oil-Dri Corp. of America	164,240	5,114
	Bassett Furniture Industries Inc.	298,370	4,896
*	Lovesac Co.	173,388	4,822
	Rocky Brands Inc.	200,785	4,811
	Flexsteel Industries Inc.	206,511	4,789
*,^	Revlon Inc. Class A	240,175	4,655
*	Nautilus Inc.	801,263	4,455
	Superior Group of Cos. Inc.	241,430	4,013
	Alico Inc.	140,086	3,812
*,^	Akoustis Technologies Inc.	644,848	3,747
	Lifetime Brands Inc.	345,381	3,264
*	Delta Apparel Inc.	140,529	3,123
	Strattec Security Corp.	102,666	3,016
*,^	Eastman Kodak Co.	965,073	2,857
	Marine Products Corp.	201,101	2,709
	Superior Industries International Inc.	555,900	2,646
	Core Molding Technologies Inc.	343,055	2,532
*	RiceBran Technologies	658,461	2,449
*	Shiloh Industries Inc.	437,980	2,409
*	Lakeland Industries Inc.	202,242	2,374
	Escalade Inc.	203,212	2,270
*,^	Vuzix Corp.	739,583	2,263
*,^	Celsius Holdings Inc.	502,530	2,141
*	Natural Alternatives International Inc.	184,046	2,117
*	Nature's Sunshine Products Inc.	226,497	2,104
*,^	Castle Brands Inc.	2,762,519	1,924
*,^	Centric Brands Inc.	424,318	1,909
*	Legacy Housing Corp.	146,328	1,741
*,^	Blink Charging Co.	521,114	1,631
	Rocky Mountain Chocolate Factory Inc.	175,899	1,587
	Crown Crafts Inc.	274,588	1,417
	Kewaunee Scientific Corp.	58,701	1,236
*	Veru Inc.	826,700	1,207
*,^	Level Brands Inc.	257,961	1,140
*	Reed's Inc.	376,280	1,087
*	S&W Seed Co.	403,039	1,080
*,^	Innovate Biopharmaceuticals Inc.	549,751	1,061
*	Alpha Pro Tech Ltd.	293,929	1,058
	Acme United Corp.	61,220	980
*	Libbey Inc.	329,593	936
*	Sequential Brands Group Inc.	697,863	893
*	New Home Co. Inc.	181,900	866
*	LS Starrett Co. Class A	75,905	584
*	Coffee Holding Co. Inc.	105,472	571
*	Tandy Leather Factory Inc.	94,524	567
*	Hovnanian Enterprises Inc. Class A	46,509	510
*	Willamette Valley Vineyards Inc.	66,863	482
	Mannatech Inc.	25,952	454
*	Lipocine Inc.	183,674	424
*,^	Sigma Labs Inc.	222,355	374

*	JAKKS Pacific Inc.	306,815	310
*,^	Nova Lifestyle Inc.	299,079	263
	Jerash Holdings US Inc.	35,254	259
*	Bridgford Foods Corp.	10,626	253
	P&F Industries Inc. Class A	19,462	159
*	Zedge Inc. Class B	85,961	153
	CompX International Inc.	9,340	137
*	Dixie Group Inc.	142,144	134
*	Summer Infant Inc.	143,849	104
*	Ocean Bio-Chem Inc.	24,882	85
*	Lifeway Foods Inc.	22,509	54
*	CTI Industries Corp.	16,864	53
*	Iconix Brand Group Inc.	19,768	41
*	Koss Corp.	17,870	37
*	Emerson Radio Corp.	18,325	24
*	Charles & Colvard Ltd.	20,460	23
*	US Auto Parts Network Inc.	21,802	22
*	Hovnanian Enterprises Inc. Class B	772	8
*	Vince Holding Corp.	557	7
*	Orchids Paper Products Co.	956	1
	Unique Fabricating Inc.	25	—
			60,727,937
Consumer Services (13.4%)
*	Amazon.com Inc.	11,340,665	20,194,889
	Home Depot Inc.	30,681,294	5,887,433
	Walt Disney Co.	46,437,876	5,155,997
	Comcast Corp. Class A	122,693,044	4,905,268
*	Netflix Inc.	11,264,689	4,016,537
	McDonald's Corp.	20,940,732	3,976,645
	Walmart Inc.	39,473,297	3,849,831
	Costco Wholesale Corp.	11,966,266	2,897,512
	Lowe's Cos. Inc.	21,810,017	2,387,543
	Starbucks Corp.	32,083,631	2,385,097
*	Booking Holdings Inc.	1,257,983	2,195,067
	CVS Health Corp.	35,118,990	1,893,967
	TJX Cos. Inc.	30,143,884	1,603,956
*	Charter Communications Inc. Class A	4,285,047	1,486,526
	Walgreens Boots Alliance Inc.	21,777,856	1,377,885
	Target Corp.	14,172,586	1,137,492
	Ross Stores Inc.	10,063,107	936,875
	Sysco Corp.	13,250,569	884,608
	eBay Inc.	23,584,284	875,920
	Marriott International Inc. Class A	6,952,292	869,662
	Delta Air Lines Inc.	16,591,810	856,967
	Dollar General Corp.	7,137,154	851,462
*	O'Reilly Automotive Inc.	2,146,637	833,539
	Yum! Brands Inc.	8,345,307	832,945
	Southwest Airlines Co.	13,506,478	701,121
*	AutoZone Inc.	684,441	700,950
	Hilton Worldwide Holdings Inc.	7,953,848	661,044
	Las Vegas Sands Corp.	10,647,527	649,073
*	Dollar Tree Inc.	6,140,009	644,947
	McKesson Corp.	5,209,309	609,802
	Carnival Corp.	10,729,124	544,181
*	Ulta Beauty Inc.	1,529,898	533,521
*	Chipotle Mexican Grill Inc. Class A	750,600	533,159
	Kroger Co.	21,663,426	532,920

Royal Caribbean Cruises Ltd.	4,539,994	520,374
* United Continental Holdings Inc.	6,283,956	501,334
Omnicom Group Inc.	6,074,903	443,407
Best Buy Co. Inc.	6,208,526	441,178
CBS Corp. Class B	9,112,728	433,128
Darden Restaurants Inc.	3,353,200	407,313
* Liberty Broadband Corp.	4,303,006	394,758
Expedia Group Inc.	3,111,489	370,267
American Airlines Group Inc.	11,254,211	357,434
* Copart Inc.	5,722,755	346,742
AmerisourceBergen Corp. Class A	4,299,926	341,930
* Fox Corp. Class A	9,284,108	340,820
MGM Resorts International	13,041,409	334,643
Tiffany & Co.	3,142,564	331,698
* Norwegian Cruise Line Holdings Ltd.	5,965,081	327,841
Tractor Supply Co.	3,310,448	323,629
* CarMax Inc.	4,620,556	322,515
Advance Auto Parts Inc.	1,847,405	315,038
Kohl's Corp.	4,482,762	308,280
Wynn Resorts Ltd.	2,509,845	299,475
Domino's Pizza Inc.	1,128,484	291,262
* Burlington Stores Inc.	1,828,587	286,503
Viacom Inc. Class B	9,882,601	277,405
FactSet Research Systems Inc.	1,029,497	255,593
* Henry Schein Inc.	4,104,013	246,692
Vail Resorts Inc.	1,095,862	238,131
* Live Nation Entertainment Inc.	3,701,376	235,185
Nielsen Holdings plc	9,641,335	228,210
^ Sirius XM Holdings Inc.	39,733,417	225,288
Interpublic Group of Cos. Inc.	10,424,698	219,023
^ Altice USA Inc. Class A	10,098,193	216,909
* Discovery Communications Inc.	8,291,181	210,762
* Etsy Inc.	3,103,837	208,640
Gap Inc.	7,780,077	203,682
* Bright Horizons Family Solutions Inc.	1,578,990	200,705
Macy's Inc.	8,340,658	200,426
Aramark	6,676,237	197,283
* Five Below Inc.	1,511,745	187,834
Service Corp. International	4,675,680	187,729
* DISH Network Corp. Class A	5,921,819	187,662
Alaska Air Group Inc.	3,337,759	187,315
Foot Locker Inc.	3,061,772	185,543
Rollins Inc.	4,451,599	185,276
KAR Auction Services Inc.	3,604,137	184,928
* Trade Desk Inc. Class A	933,145	184,716
* Qurate Retail Group Inc. QVC Group Class A	11,398,521	182,148
* Liberty Media Corp-Liberty Formula One	5,100,416	178,770
L Brands Inc.	6,352,077	175,190
* ServiceMaster Global Holdings Inc.	3,682,629	171,979
* GrubHub Inc.	2,458,797	170,813
Dunkin' Brands Group Inc.	2,236,940	167,994
News Corp. Class A	13,195,746	164,155
* Planet Fitness Inc. Class A	2,388,049	164,107
* Fox Corp. Class B	4,566,412	163,843
Sabre Corp.	7,476,203	159,916
* Liberty Media Corp-Liberty SiriusXM Class C	4,135,632	158,147
Nordstrom Inc.	3,404,291	151,082

*	Grand Canyon Education Inc.	1,309,674	149,971
*	TripAdvisor Inc.	2,878,344	148,091
*	Madison Square Garden Co. Class A	496,381	145,504
	Cable One Inc.	139,160	136,569
*	JetBlue Airways Corp.	8,277,973	135,428
*,^	Discovery Communications Inc. Class A	5,007,686	135,308
*,^	Caesars Entertainment Corp.	15,421,726	134,015
	Wyndham Hotels & Resorts Inc.	2,671,405	133,544
	H&R Block Inc.	5,570,319	133,353
	New York Times Co. Class A	4,009,488	131,712
	Casey's General Stores Inc.	993,365	127,916
	Nexstar Media Group Inc. Class A	1,173,282	127,149
*	Ollie's Bargain Outlet Holdings Inc.	1,444,418	123,252
^	Williams-Sonoma Inc.	2,171,089	122,167
	Texas Roadhouse Inc. Class A	1,844,362	114,701
	Cinemark Holdings Inc.	2,858,908	114,328
	Marriott Vacations Worldwide Corp.	1,213,315	113,445
*	Chegg Inc.	2,972,540	113,313
*,^	Roku Inc.	1,676,748	108,167
*	Performance Food Group Co.	2,718,468	107,760
^	Cracker Barrel Old Country Store Inc.	650,235	105,084
	Dolby Laboratories Inc. Class A	1,659,168	104,478
	Wyndham Destinations Inc.	2,505,611	101,452
	American Eagle Outfitters Inc.	4,550,796	100,891
	World Wrestling Entertainment Inc. Class A	1,142,967	99,187
	Tribune Media Co. Class A	2,129,994	98,278
*	Spirit Airlines Inc.	1,852,459	97,921
*	LiveRamp Holdings Inc.	1,759,264	96,003
	Aaron's Inc.	1,821,301	95,800
	Six Flags Entertainment Corp.	1,935,926	95,538
*	Liberty Media Corp-Liberty SiriusXM Class A	2,484,063	94,842
	Extended Stay America Inc.	5,103,179	91,602
	Wendy's Co.	5,075,320	90,797
	Churchill Downs Inc.	938,744	84,731
	TEGNA Inc.	5,829,768	82,200
*	Hilton Grand Vacations Inc.	2,632,079	81,200
	AMERCO	215,027	79,885
*	frontdoor Inc.	2,304,610	79,325
	Hyatt Hotels Corp. Class A	1,088,238	78,973
*,^	Floor & Decor Holdings Inc. Class A	1,862,411	76,769
	Graham Holdings Co. Class B	111,722	76,326
*	AutoNation Inc.	2,074,914	74,116
	Monro Inc.	855,005	73,975
*	Adtalem Global Education Inc.	1,591,721	73,729
*	Yelp Inc. Class A	2,134,973	73,657
	Strategic Education Inc.	560,922	73,655
	SkyWest Inc.	1,354,115	73,515
*	Eldorado Resorts Inc.	1,573,720	73,477
*	BJ's Wholesale Club Holdings Inc.	2,625,555	71,940
*	Murphy USA Inc.	832,659	71,292
	Sinclair Broadcast Group Inc. Class A	1,847,379	71,087
	Choice Hotels International Inc.	909,744	70,723
	Dick's Sporting Goods Inc.	1,896,967	69,827
*	Sprouts Farmers Market Inc.	3,213,673	69,223
*	Cargurus Inc.	1,703,467	68,241
*	AMC Networks Inc. Class A	1,171,496	66,494
	Morningstar Inc.	508,782	64,101

	Hillenbrand Inc.	1,533,071	63,668
*	Liberty Expedia Holdings Inc. Class A	1,475,996	63,173
*	Belmond Ltd. Class A	2,516,202	62,729
*	Penn National Gaming Inc.	3,066,036	61,627
*	Urban Outfitters Inc.	2,039,657	60,455
	Meredith Corp.	1,091,166	60,298
	Wingstop Inc.	791,907	60,209
*	Sally Beauty Holdings Inc.	3,269,919	60,199
^	Bed Bath & Beyond Inc.	3,536,751	60,089
	Boyd Gaming Corp.	2,167,499	59,303
*	Avis Budget Group Inc.	1,639,030	57,137
*	National Vision Holdings Inc.	1,804,142	56,704
	John Wiley & Sons Inc. Class A	1,258,547	55,653
*,^	Carvana Co. Class A	957,168	55,573
	Lithia Motors Inc. Class A	585,472	54,303
^	Cheesecake Factory Inc.	1,107,544	54,181
	Office Depot Inc.	14,841,525	53,875
	Jack in the Box Inc.	661,792	53,645
*,^	RH	518,485	53,378
	Dave & Buster's Entertainment Inc.	1,042,123	51,971
*	Gray Television Inc.	2,409,845	51,474
	Bloomin' Brands Inc.	2,487,355	50,866
	Red Rock Resorts Inc. Class A	1,896,653	49,028
	Abercrombie & Fitch Co.	1,785,754	48,948
	Brinker International Inc.	1,030,957	45,754
	Allegiant Travel Co. Class A	351,689	45,533
*	Groupon Inc. Class A	12,714,717	45,137
	Core-Mark Holding Co. Inc.	1,186,732	44,063
	PriceSmart Inc.	732,964	43,157
*	Cars.com Inc.	1,858,265	42,368
*	Shake Shack Inc. Class A	712,873	42,166
	DSW Inc. Class A	1,879,718	41,767
	Dine Brands Global Inc.	455,291	41,564
	Penske Automotive Group Inc.	926,838	41,383
	Big Lots Inc.	1,083,744	41,204
*	Sotheby's	1,078,698	40,721
	Children's Place Inc.	417,839	40,647
	Lions Gate Entertainment Corp. Class B	2,640,184	39,867
	Signet Jewelers Ltd.	1,397,769	37,963
*	Stamps.com Inc.	464,275	37,797
*	Simply Good Foods Co.	1,822,871	37,533
*	Asbury Automotive Group Inc.	532,029	36,902
*	SeaWorld Entertainment Inc.	1,431,257	36,869
*	Shutterfly Inc.	901,872	36,652
*	Laureate Education Inc. Class A	2,417,673	36,193
*	K12 Inc.	1,034,307	35,301
*	MSG Networks Inc.	1,595,466	34,701
	Hawaiian Holdings Inc.	1,282,690	33,671
	Gannett Co. Inc.	3,190,075	33,623
	Viad Corp.	569,902	32,080
*	ANGI Homeservices Inc. Class A	2,046,619	31,600
	Matthews International Corp. Class A	847,418	31,312
	Group 1 Automotive Inc.	477,141	30,871
*,^	Stitch Fix Inc. Class A	1,087,020	30,687
*	Scientific Games Corp.	1,500,445	30,639
	Guess? Inc.	1,551,465	30,409
	EW Scripps Co. Class A	1,447,427	30,396

^	Papa John's International Inc.	559,888	29,646
*	Denny's Corp.	1,588,800	29,154
	Lions Gate Entertainment Corp. Class A	1,762,873	27,571
*	Liberty TripAdvisor Holdings Inc. Class A	1,934,126	27,445
*	Liberty Media Corp-Liberty Formula One Class A	805,721	27,427
	BJ's Restaurants Inc.	576,235	27,244
*	Liberty Media Corp-Liberty Braves Class C	964,077	26,772
^	GameStop Corp. Class A	2,630,554	26,726
*	Rent-A-Center Inc.	1,272,306	26,553
	Caleres Inc.	1,065,408	26,305
*	comScore Inc.	1,299,000	26,305
	International Speedway Corp. Class A	602,054	26,268
*	Career Education Corp.	1,589,653	26,261
	Scholastic Corp.	655,566	26,065
*	Weight Watchers International Inc.	1,276,945	25,730
*	Hertz Global Holdings Inc.	1,478,867	25,688
*	Herc Holdings Inc.	653,055	25,456
*	Genesco Inc.	548,915	25,003
*,^	Trupanion Inc.	750,844	24,583
*	Michaels Cos. Inc.	2,151,189	24,567
	Marcus Corp.	580,992	23,269
*	At Home Group Inc.	1,284,068	22,933
*	Boot Barn Holdings Inc.	773,467	22,771
^	Dillard's Inc. Class A	307,414	22,140
*	Quotient Technology Inc.	2,189,736	21,613
*	Houghton Mifflin Harcourt Co.	2,929,206	21,295
*	Chefs' Warehouse Inc.	685,324	21,279
*	SP Plus Corp.	621,028	21,189
^	AMC Entertainment Holdings Inc. Class A	1,425,297	21,166
*	Liberty Broadband Corp. Class A	225,898	20,701
*	Providence Service Corp.	304,164	20,263
	Ruth's Hospitality Group Inc.	742,226	18,994
*,^	Rite Aid Corp.	28,939,180	18,376
*	United Natural Foods Inc.	1,388,693	18,359
*	PlayAGS Inc.	712,770	17,057
	Entercom Communications Corp. Class A	3,239,351	17,007
	Weis Markets Inc.	403,922	16,484
	New Media Investment Group Inc.	1,550,205	16,277
*	America's Car-Mart Inc.	177,884	16,248
*	Care.com Inc.	782,082	15,454
*	Regis Corp.	782,250	15,387
^	Buckle Inc.	820,962	15,368
*	QuinStreet Inc.	1,139,579	15,259
	Chico's FAS Inc.	3,470,120	14,817
*	MarineMax Inc.	742,995	14,236
	SpartanNash Co.	893,333	14,177
*	TrueCar Inc.	2,115,484	14,047
*	Conn's Inc.	588,129	13,445
*	Zumiez Inc.	532,859	13,263
*	American Public Education Inc.	427,407	12,873
*	Monarch Casino & Resort Inc.	286,022	12,562
*	Party City Holdco Inc.	1,559,136	12,380
*	1-800-Flowers.com Inc. Class A	671,210	12,236
	Winmark Corp.	63,961	12,062
^	PetMed Express Inc.	526,784	12,000
*	Waitr Holdings Inc.	971,512	11,940
*	Clean Energy Fuels Corp.	3,852,621	11,905

*	BrightView Holdings Inc.	814,970	11,736
	National CineMedia Inc.	1,659,017	11,696
*	Hibbett Sports Inc.	511,122	11,659
*,^	JC Penney Co. Inc.	7,579,552	11,294
*,^	Overstock.com Inc.	655,057	10,887
	Haverty Furniture Cos. Inc.	491,578	10,756
	Carriage Services Inc. Class A	558,155	10,744
^	Shoe Carnival Inc.	312,136	10,622
*	Lindblad Expeditions Holdings Inc.	683,808	10,428
	Tailored Brands Inc.	1,296,021	10,161
	Ingles Markets Inc. Class A	365,248	10,088
*	TechTarget Inc.	617,912	10,053
*	Red Robin Gourmet Burgers Inc.	339,394	9,778
*,^	Diplomat Pharmacy Inc.	1,631,209	9,477
*	Carrols Restaurant Group Inc.	919,785	9,170
*	Avid Technology Inc.	1,215,440	9,055
*,^	Upwork Inc.	472,501	9,044
	Emerald Expositions Events Inc.	689,118	8,752
*	PCM Inc.	238,760	8,746
	Sonic Automotive Inc. Class A	567,564	8,406
	Cato Corp. Class A	556,408	8,335
*	Golden Entertainment Inc.	578,430	8,191
*	Fiesta Restaurant Group Inc.	617,207	8,092
*,^	Lumber Liquidators Holdings Inc.	792,864	8,008
*	Drive Shack Inc.	1,753,215	7,872
*	Century Casinos Inc.	866,381	7,849
*	Titan Machinery Inc.	503,916	7,841
*	Chuy's Holdings Inc.	344,257	7,839
*	Del Taco Restaurants Inc.	767,349	7,720
*	Express Inc.	1,788,120	7,653
*	Liberty Media Corp-Liberty Braves Class A	268,964	7,515
*	El Pollo Loco Holdings Inc.	576,506	7,500
*	Rubicon Project Inc.	1,211,514	7,366
	Citi Trends Inc.	380,620	7,350
	News Corp. Class B	565,259	7,060
*,^	Duluth Holdings Inc.	291,709	6,954
*,^	GNC Holdings Inc. Class A	2,520,706	6,882
	Barnes & Noble Inc.	1,260,831	6,846
	Tilly's Inc. Class A	602,464	6,705
*	Clear Channel Outdoor Holdings Inc. Class A	1,227,824	6,569
	Entravision Communications Corp. Class A	2,010,627	6,514
*	Cumulus Media Inc. Class A	358,313	6,453
*	Select Interior Concepts Inc. Class A	514,793	6,409
*	Reading International Inc. Class A	388,681	6,203
	Tile Shop Holdings Inc.	1,087,223	6,154
	Nathan's Famous Inc.	89,408	6,115
*	Hemisphere Media Group Inc. Class A	418,500	5,901
*	Tribune Publishing Co.	496,461	5,853
*	Habit Restaurants Inc. Class A	540,848	5,852
*	Fluent Inc.	1,032,518	5,803
*,^	Boston Omaha Corp. Class A	232,603	5,801
*	Liquidity Services Inc.	751,973	5,798
*	Digital Turbine Inc.	1,650,584	5,777
*	Del Frisco's Restaurant Group Inc.	894,349	5,733
*	Sportsman's Warehouse Holdings Inc.	1,140,854	5,476
*,^	Daily Journal Corp.	25,274	5,411
	Village Super Market Inc. Class A	192,623	5,264

	RCI Hospitality Holdings Inc.	228,953	5,259
*	Red Lion Hotels Corp.	640,447	5,175
*,^	Lands' End Inc.	308,077	5,117
*,^	Noodles & Co. Class A	747,904	5,086
*	Potbelly Corp.	594,964	5,063
*	Lee Enterprises Inc.	1,511,588	4,988
*	Ascena Retail Group Inc.	4,617,703	4,987
*	Container Store Group Inc.	537,283	4,728
*	Mesa Air Group Inc.	554,616	4,625
*	Vitamin Shoppe Inc.	611,774	4,307
*	Bridgepoint Education Inc. Class A	690,114	4,217
	Speedway Motorsports Inc.	283,933	4,108
*	Natural Grocers by Vitamin Cottage Inc.	335,076	4,004
*	J Alexander's Holdings Inc.	406,396	3,991
*	MDC Partners Inc. Class A	1,768,253	3,979
	Saga Communications Inc. Class A	117,677	3,906
*	Barnes & Noble Education Inc.	924,558	3,883
*	Leaf Group Ltd.	483,779	3,880
*	Smart & Final Stores Inc.	716,205	3,538
*	Marchex Inc. Class B	738,955	3,495
*	Lyft Inc. Class A	44,255	3,465
*	Gaia Inc. Class A	366,203	3,351
*,^	HF Foods Group Inc.	245,900	3,258
^	Natural Health Trends Corp.	243,612	3,157
*	Biglari Holdings Inc.	4,101	3,016
*,^	Tuesday Morning Corp.	1,420,449	3,011
*,^	Alkaline Water Co. Inc.	1,225,094	2,928
*	TheStreet Inc.	1,243,509	2,897
*	Kirkland's Inc.	403,596	2,837
	Collectors Universe Inc.	159,106	2,788
*	Destination XL Group Inc.	1,122,534	2,750
*	Build-A-Bear Workshop Inc.	418,969	2,556
*	Biglari Holdings Inc. Class B	15,085	2,132
*	RealNetworks Inc.	663,446	2,063
*,^	Fred's Inc. Class A	765,992	1,892
*	RTW RetailWinds Inc.	757,524	1,818
*	Town Sports International Holdings Inc.	360,883	1,718
*	A-Mark Precious Metals Inc.	140,480	1,672
^	Big 5 Sporting Goods Corp.	515,682	1,640
*,^	Youngevity International Inc.	285,878	1,629
^	Chicken Soup For The Soul Entertainment Inc.	125,821	1,555
	Peak Resorts Inc.	339,989	1,547
*	Travelzoo	114,667	1,537
*,^	Pier 1 Imports Inc.	1,951,667	1,490
*,^	Blue Apron Holdings Inc. Class A	1,479,507	1,450
*,^	Papa Murphy's Holdings Inc.	267,201	1,400
*,^	Remark Holdings Inc.	706,730	1,307
*	Full House Resorts Inc.	634,720	1,282
*	Urban One Inc.	586,275	1,173
*	Twin River Worldwide Holdings Inc.	39,052	1,170
	J. Jill Inc.	197,931	1,087
*	Eastside Distilling Inc.	184,222	1,070
	Gaming Partners International Corp.	75,546	984
	Educational Development Corp.	125,853	953
	Dover Motorsports Inc.	442,508	894
*	Global Eagle Entertainment Inc.	1,251,526	888
*	VistaGen Therapeutics Inc.	691,481	885

*	Good Times Restaurants Inc.	356,504	863
	AH Belo Corp. Class A	227,248	845
*,^	LiveXLive Media Inc.	155,501	837
*	ONE Group Hospitality Inc.	281,048	832
	Ark Restaurants Corp.	42,422	827
*	Nevada Gold & Casinos Inc.	317,610	791
*,^	Genius Brands International Inc.	342,917	676
*,^	Famous Dave's of America Inc.	118,073	671
*	Interpace Diagnostics Group Inc.	812,488	650
*	Valeritas Holdings Inc.	1,954,910	637
*,^	Net Element Inc.	106,023	626
*	HyreCar Inc.	121,495	611
	Salem Media Group Inc. Class A	224,311	573
*,^	Social Reality Inc.	158,153	538
*,^	McClatchy Co. Class A	104,074	520
*	Emmis Communications Corp. Class A	139,659	500
*,^	Empire Resorts Inc.	49,746	500
	CSS Industries Inc.	77,351	463
	Canterbury Park Holding Corp.	31,805	462
	Townsquare Media Inc. Class A	79,015	452
*,^	Francesca's Holdings Corp.	539,700	365
*,^	Sears Hometown and Outlet Stores Inc.	158,083	348
*	Destination Maternity Corp.	135,498	295
	Value Line Inc.	9,538	235
*,^	Stein Mart Inc.	193,803	192
*	Diversified Restaurant Holdings Inc.	192,168	172
*	Profire Energy Inc.	80,687	144
^	Stage Stores Inc.	130,356	134
*,^	Purple Innovation Inc.	27,557	128
*	BioHiTech Global Inc.	41,929	105
*	Dolphin Entertainment Inc.	46,754	77
^	FAT Brands Inc.	13,323	68
*	EVINE Live Inc.	136,764	64
*,^	Kona Grill Inc.	61,407	56
*	AutoWeb Inc.	13,448	51
*	Harte-Hanks Inc.	12,052	43
*,^	Ifresh Inc.	33,028	39
*	Live Ventures Inc.	3,993	31
	Haverty Furniture Cos. Inc. Class A	1,375	30
*	iPic Entertainment Inc. Class A	2,600	14
*	Insignia Systems Inc.	9,327	12
	Viacom Inc. Class A	300	10
*	Urban One Inc. Class A	1,053	3
*	DGSE Cos. Inc.	3,480	1
*	Ascent Capital Group Inc. Class A	1,361	1
*	Wilhelmina International Inc.	100	1
	Beasley Broadcast Group Inc. Class A	75	—
*	Luby's Inc.	144	—
*	EverQuote Inc. Class A	13	—
*	Christopher & Banks Corp.	195	—
*	Rave Restaurant Group Inc.	29	—
*	SPAR Group Inc.	28	—
*	FTD Cos. Inc.	18	—
*,§	Universal Travel Group	42,843	—
			103,291,930
Financials (18.9%)
*	Berkshire Hathaway Inc. Class B	51,515,745	10,348,998

JPMorgan Chase & Co.	90,336,031	9,144,716
Visa Inc. Class A	47,542,019	7,425,588
Bank of America Corp.	236,384,130	6,521,838
Mastercard Inc. Class A	24,797,192	5,838,499
Wells Fargo & Co.	112,014,254	5,412,529
Citigroup Inc.	66,330,529	4,127,086
American Tower Corp.	11,965,072	2,357,837
American Express Co.	18,330,194	2,003,490
US Bancorp	39,343,509	1,895,964
Goldman Sachs Group Inc.	9,088,472	1,744,896
CME Group Inc.	9,717,631	1,599,328
Chubb Ltd.	11,230,478	1,573,165
Simon Property Group Inc.	8,393,243	1,529,333
Morgan Stanley	34,613,258	1,460,679
Crown Castle International Corp.	11,270,203	1,442,586
S&P Global Inc.	6,751,140	1,421,453
Charles Schwab Corp.	33,013,914	1,411,675
PNC Financial Services Group Inc.	11,182,253	1,371,615
Marsh & McLennan Cos. Inc.	13,722,423	1,288,536
BlackRock Inc.	2,999,641	1,281,957
Prologis Inc.	17,098,449	1,230,233
Bank of New York Mellon Corp.	23,474,216	1,183,805
Intercontinental Exchange Inc.	15,438,821	1,175,512
Progressive Corp.	15,859,730	1,143,328
Aon plc	6,518,671	1,112,737
Capital One Financial Corp.	12,702,827	1,037,694
Equinix Inc.	2,266,309	1,027,001
Aflac Inc.	20,518,229	1,025,911
Prudential Financial Inc.	11,105,905	1,020,411
American International Group Inc.	23,616,443	1,016,924
BB&T Corp.	20,782,646	967,017
Travelers Cos. Inc.	6,804,889	933,359
Public Storage	4,026,618	876,917
Welltower Inc.	10,833,678	840,693
MetLife Inc.	19,516,756	830,828
Allstate Corp.	8,571,989	807,310
Moody's Corp.	4,421,633	800,714
Equity Residential	10,045,300	756,612
AvalonBay Communities Inc.	3,753,704	753,481
SunTrust Banks Inc.	12,019,514	712,156
Digital Realty Trust Inc.	5,605,441	667,047
State Street Corp.	9,761,848	642,427
Discover Financial Services	8,911,924	634,173
Ventas Inc.	9,684,775	617,985
* SBA Communications Corp. Class A	3,073,630	613,681
T. Rowe Price Group Inc.	6,095,091	610,241
Realty Income Corp.	8,228,280	605,272
Synchrony Financial	18,309,393	584,070
M&T Bank Corp.	3,579,079	561,987
Boston Properties Inc.	4,189,643	560,909
* IHS Markit Ltd.	10,233,209	556,482
Weyerhaeuser Co.	20,279,624	534,165
Fifth Third Bancorp	20,941,200	528,137
Essex Property Trust Inc.	1,784,556	516,165
Northern Trust Corp.	5,708,655	516,120
Hartford Financial Services Group Inc.	9,747,505	484,646
Ameriprise Financial Inc.	3,698,465	473,773

KeyCorp	27,749,645	437,057
Alexandria Real Estate Equities Inc.	3,055,157	435,543
* CBRE Group Inc. Class A	8,753,943	432,882
MSCI Inc. Class A	2,171,823	431,845
Citizens Financial Group Inc.	12,611,954	409,889
HCP Inc.	12,952,014	405,398
Regions Financial Corp.	28,035,698	396,705
Arthur J Gallagher & Co.	4,988,316	389,587
Equifax Inc.	3,268,616	387,331
TD Ameritrade Holding Corp.	7,626,199	381,234
Host Hotels & Resorts Inc.	20,066,663	379,260
Principal Financial Group Inc.	7,554,530	379,162
Annaly Capital Management Inc.	37,794,430	377,566
Huntington Bancshares Inc.	28,636,268	363,108
Cincinnati Financial Corp.	4,202,661	361,009
* Markel Corp.	358,866	357,517
Loews Corp.	7,188,419	344,541
WP Carey Inc.	4,354,528	341,090
UDR Inc.	7,461,344	339,193
* Arch Capital Group Ltd.	10,455,743	337,930
Mid-America Apartment Communities Inc.	3,088,479	337,663
First Republic Bank	3,343,647	335,903
Extra Space Storage Inc.	3,275,863	333,843
Lincoln National Corp.	5,545,274	325,508
KKR & Co. Inc. Class A	13,765,294	323,347
Comerica Inc.	4,344,236	318,519
* SVB Financial Group	1,428,837	317,716
Vornado Realty Trust	4,653,520	313,833
* Berkshire Hathaway Inc. Class A	1,034	311,456
E*TRADE Financial Corp.	6,691,505	310,687
Ally Financial Inc.	10,913,869	300,022
Duke Realty Corp.	9,709,374	296,913
Regency Centers Corp.	4,361,698	294,371
Cboe Global Markets Inc.	3,047,243	290,829
Raymond James Financial Inc.	3,466,459	278,738
Federal Realty Investment Trust	2,012,360	277,404
Iron Mountain Inc.	7,757,234	275,072
Nasdaq Inc.	3,115,188	272,548
Camden Property Trust	2,612,726	265,192
Sun Communities Inc.	2,228,996	264,181
Fidelity National Financial Inc.	7,112,177	259,950
AGNC Investment Corp.	14,431,604	259,769
MarketAxess Holdings Inc.	1,047,818	257,847
Franklin Resources Inc.	7,612,176	252,268
Equity LifeStyle Properties Inc.	2,204,465	251,970
Reinsurance Group of America Inc. Class A	1,704,819	242,050
National Retail Properties Inc.	4,367,137	241,896
Everest Re Group Ltd.	1,103,460	238,303
Zions Bancorp NA	5,180,773	235,259
* Alleghany Corp.	378,651	231,886
Torchmark Corp.	2,723,946	223,227
Invitation Homes Inc.	9,168,945	223,080
Western Union Co.	11,865,773	219,161
VEREIT Inc.	26,104,751	218,497
Invesco Ltd.	11,150,304	215,312
Gaming and Leisure Properties Inc.	5,505,223	212,336
WR Berkley Corp.	2,499,409	211,750

* Black Knight Inc.	3,849,378	209,791
Kilroy Realty Corp.	2,757,685	209,474
Omega Healthcare Investors Inc.	5,478,536	209,006
SL Green Realty Corp.	2,324,179	208,990
Voya Financial Inc.	4,104,473	205,059
Apartment Investment & Management Co.	4,056,790	204,016
Kimco Realty Corp.	10,834,028	200,430
SEI Investments Co.	3,793,412	198,206
Liberty Property Trust	3,997,097	193,539
Brown & Brown Inc.	6,459,554	190,621
East West Bancorp Inc.	3,957,027	189,819
Jones Lang LaSalle Inc.	1,231,063	189,805
New Residential Investment Corp.	11,024,461	186,424
Medical Properties Trust Inc.	9,969,540	184,536
Lamar Advertising Co. Class A	2,315,418	183,520
Unum Group	5,251,930	177,673
Douglas Emmett Inc.	4,393,382	177,581
Signature Bank	1,379,132	176,625
American Financial Group Inc.	1,835,807	176,623
American Campus Communities Inc.	3,704,064	176,239
* Athene Holding Ltd. Class A	4,242,413	173,090
STORE Capital Corp.	5,143,464	172,306
VICI Properties Inc.	7,824,822	171,207
People's United Financial Inc.	10,330,981	169,841
Park Hotels & Resorts Inc.	5,438,749	169,036
Macerich Co.	3,821,047	165,642
RenaissanceRe Holdings Ltd.	1,146,000	164,451
Old Republic International Corp.	7,815,465	163,500
CubeSmart	5,039,472	161,465
Commerce Bancshares Inc.	2,771,705	160,925
Healthcare Trust of America Inc. Class A	5,559,102	158,935
Assurant Inc.	1,670,810	158,577
Starwood Property Trust Inc.	7,038,752	157,316
EPR Properties	2,006,467	154,297
American Homes 4 Rent Class A	6,781,784	154,082
LPL Financial Holdings Inc.	2,211,217	154,011
CyrusOne Inc.	2,936,507	153,990
Cullen/Frost Bankers Inc.	1,579,495	153,322
Affiliated Managers Group Inc.	1,426,781	152,823
* Credit Acceptance Corp.	332,722	150,367
* GCI Liberty Inc. Class A	2,676,001	148,812
First American Financial Corp.	2,875,654	148,096
Brixmor Property Group Inc.	8,049,462	147,869
Synovus Financial Corp.	4,259,062	146,341
Hudson Pacific Properties Inc.	4,220,832	145,281
Primerica Inc.	1,170,728	143,004
New York Community Bancorp Inc.	12,275,145	142,023
Popular Inc.	2,720,842	141,837
CIT Group Inc.	2,762,804	132,532
Hanover Insurance Group Inc.	1,150,190	131,317
Highwoods Properties Inc.	2,789,408	130,489
* MGIC Investment Corp.	9,825,498	129,598
JBG SMITH Properties	3,111,448	128,658
Webster Financial Corp.	2,528,551	128,122
Lazard Ltd. Class A	3,524,150	127,363
Prosperity Bancshares Inc.	1,827,179	126,185
PacWest Bancorp	3,346,609	125,866

	First Horizon National Corp.	8,823,554	123,353
	Erie Indemnity Co. Class A	688,301	122,875
	Life Storage Inc.	1,255,394	122,112
	First Industrial Realty Trust Inc.	3,438,161	121,573
	Assured Guaranty Ltd.	2,716,757	120,706
*	Howard Hughes Corp.	1,096,435	120,608
	AXA Equitable Holdings Inc.	5,987,163	120,581
	Radian Group Inc.	5,805,495	120,406
	Eaton Vance Corp.	2,983,062	120,247
	Axis Capital Holdings Ltd.	2,152,765	117,928
*	Brighthouse Financial Inc.	3,198,927	116,089
	Americold Realty Trust	3,801,129	115,972
	Jefferies Financial Group Inc.	6,161,678	115,778
	Janus Henderson Group plc	4,581,326	114,442
	Hospitality Properties Trust	4,325,083	113,793
	Sterling Bancorp	6,059,750	112,893
	Rayonier Inc.	3,527,487	111,186
	Healthcare Realty Trust Inc.	3,453,411	110,889
	Pinnacle Financial Partners Inc.	2,022,577	110,635
*	Essent Group Ltd.	2,538,127	110,282
	EastGroup Properties Inc.	982,372	109,672
	Pebblebrook Hotel Trust	3,529,777	109,635
	Cousins Properties Inc.	11,246,298	108,639
	Blackstone Mortgage Trust Inc. Class A	3,112,451	107,566
	Kemper Corp.	1,409,787	107,341
*	Western Alliance Bancorp	2,595,392	106,515
	CoreSite Realty Corp.	992,895	106,260
	IBERIABANK Corp.	1,471,637	105,531
	Wintrust Financial Corp.	1,555,426	104,727
	Ryman Hospitality Properties Inc.	1,260,041	103,626
	Equity Commonwealth	3,153,528	103,089
^	First Financial Bankshares Inc.	1,765,789	102,027
	Interactive Brokers Group Inc.	1,939,857	100,640
	Umpqua Holdings Corp.	6,046,648	99,770
	Two Harbors Investment Corp.	7,282,819	98,537
	Selective Insurance Group Inc.	1,551,701	98,192
	FirstCash Inc.	1,132,186	97,934
	Stifel Financial Corp.	1,849,794	97,595
	Associated Banc-Corp	4,561,919	97,397
	Weingarten Realty Investors	3,313,549	97,319
	Bank OZK	3,355,271	97,236
	United Bankshares Inc.	2,677,921	97,048
	Apple Hospitality REIT Inc.	5,869,436	95,672
	First Hawaiian Inc.	3,659,942	95,341
	FNB Corp.	8,991,134	95,306
	Hancock Whitney Corp.	2,348,847	94,893
	BankUnited Inc.	2,800,472	93,536
	Sabra Health Care REIT Inc.	4,803,188	93,518
	Chimera Investment Corp.	4,982,810	93,378
	Rexford Industrial Realty Inc.	2,587,398	92,655
*,^	Zillow Group Inc.	2,662,922	92,510
	Physicians Realty Trust	4,913,429	92,422
	Spirit Realty Capital Inc.	2,318,672	92,121
	Bank of Hawaii Corp.	1,153,098	90,945
	Outfront Media Inc.	3,817,422	89,328
	Glacier Bancorp Inc.	2,220,215	88,964
	STAG Industrial Inc.	2,984,883	88,502

	Sunstone Hotel Investors Inc.	6,140,556	88,424
	MFA Financial Inc.	12,136,317	88,231
	TCF Financial Corp.	4,229,099	87,500
	National Health Investors Inc.	1,101,413	86,516
	Taubman Centers Inc.	1,604,460	84,844
	Evercore Inc. Class A	927,055	84,362
	RLJ Lodging Trust	4,746,332	83,393
	Valley National Bancorp	8,637,188	82,744
	Community Bank System Inc.	1,382,371	82,624
	PS Business Parks Inc.	522,514	81,946
	Paramount Group Inc.	5,675,899	80,541
	RLI Corp.	1,121,681	80,481
	Corporate Office Properties Trust	2,946,353	80,435
	UMB Financial Corp.	1,251,982	80,177
	Chemical Financial Corp.	1,941,161	79,898
*	Green Dot Corp. Class A	1,287,160	78,066
	Navient Corp.	6,691,394	77,419
	Brandywine Realty Trust	4,860,460	77,087
	Senior Housing Properties Trust	6,501,424	76,587
	Old National Bancorp	4,646,975	76,210
	Investors Bancorp Inc.	6,411,917	75,981
	Federated Investors Inc. Class B	2,591,653	75,961
	BancorpSouth Bank	2,688,741	75,876
	Fulton Financial Corp.	4,849,311	75,067
	Home BancShares Inc.	4,262,647	74,895
	White Mountains Insurance Group Ltd.	80,765	74,746
	Piedmont Office Realty Trust Inc. Class A	3,584,050	74,727
*	Texas Capital Bancshares Inc.	1,366,075	74,574
	SLM Corp.	7,523,472	74,558
	Empire State Realty Trust Inc.	4,668,484	73,762
*,^	LendingTree Inc.	209,690	73,719
	Columbia Property Trust Inc.	3,259,023	73,361
	CNO Financial Group Inc.	4,499,183	72,797
	Cathay General Bancorp	2,145,543	72,755
	CVB Financial Corp.	3,450,845	72,640
	Kennedy-Wilson Holdings Inc.	3,311,250	70,828
	Retail Properties of America Inc.	5,806,169	70,777
*	Zillow Group Inc. Class A	2,051,665	70,167
	Brookfield Property REIT Inc. Class A	3,380,065	69,258
	Colony Capital Inc.	12,986,263	69,087
	BOK Financial Corp.	846,549	69,036
	Xenia Hotels & Resorts Inc.	3,126,732	68,507
	South State Corp.	999,442	68,302
	First BanCorp	5,920,203	67,846
	QTS Realty Trust Inc. Class A	1,491,102	67,085
	Terreno Realty Corp.	1,580,083	66,427
	Agree Realty Corp.	955,961	66,286
	Washington Federal Inc.	2,272,561	65,654
	Columbia Banking System Inc.	1,990,723	65,077
	First Citizens BancShares Inc. Class A	159,670	65,018
	Apollo Commercial Real Estate Finance Inc.	3,558,217	64,760
	OneMain Holdings Inc.	2,029,751	64,445
	Union Bankshares Corp.	1,987,108	64,243
	CoreCivic Inc.	3,266,959	63,542
	Cadence BanCorp Class A	3,425,199	63,537
	Legg Mason Inc.	2,302,663	63,024
	American Equity Investment Life Holding Co.	2,328,567	62,918

Washington REIT	2,210,670	62,739
PotlatchDeltic Corp.	1,645,304	62,176
Santander Consumer USA Holdings Inc.	2,934,196	62,000
GEO Group Inc.	3,196,096	61,365
Argo Group International Holdings Ltd.	865,981	61,190
Acadia Realty Trust	2,227,404	60,741
CenterState Bank Corp.	2,518,113	59,956
DiamondRock Hospitality Co.	5,529,396	59,883
Independent Bank Corp.	737,695	59,761
First Financial Bancorp	2,480,482	59,680
Trustmark Corp.	1,721,836	57,905
First Midwest Bancorp Inc.	2,822,798	57,754
Urban Edge Properties	3,009,944	57,189
International Bancshares Corp.	1,495,462	56,872
CareTrust REIT Inc.	2,380,474	55,846
Simmons First National Corp. Class A	2,273,040	55,644
Lexington Realty Trust	6,090,976	55,184
Four Corners Property Trust Inc.	1,852,632	54,838
WesBanco Inc.	1,350,292	53,674
WSFS Financial Corp.	1,385,952	53,498
Retail Opportunity Investments Corp.	3,084,919	53,493
Tanger Factory Outlet Centers Inc.	2,544,914	53,392
Invesco Mortgage Capital Inc.	3,372,677	53,288
Moelis & Co. Class A	1,265,020	52,637
United Community Banks Inc.	2,096,560	52,267
Uniti Group Inc.	4,669,466	52,251
* Genworth Financial Inc. Class A	13,622,403	52,174
SITE Centers Corp.	3,821,457	52,048
Mack-Cali Realty Corp.	2,306,180	51,197
LegacyTexas Financial Group Inc.	1,348,569	50,423
Great Western Bancorp Inc.	1,590,071	50,230
ProAssurance Corp.	1,434,621	49,652
Navigators Group Inc.	707,208	49,413
Renasant Corp.	1,442,593	48,832
LTC Properties Inc.	1,059,060	48,505
First Merchants Corp.	1,306,520	48,145
Banner Corp.	887,441	48,073
Alexander & Baldwin Inc.	1,881,417	47,863
HFF Inc. Class A	1,001,853	47,838
* Cushman & Wakefield plc	2,637,785	46,953
Chesapeake Lodging Trust	1,660,202	46,170
* Enstar Group Ltd.	263,850	45,910
Independent Bank Group Inc.	887,797	45,535
American Assets Trust Inc.	992,182	45,501
* Eagle Bancorp Inc.	901,438	45,252
Hope Bancorp Inc.	3,453,616	45,173
* NMI Holdings Inc. Class A	1,740,396	45,024
National Storage Affiliates Trust	1,536,970	43,819
Capitol Federal Financial Inc.	3,268,527	43,635
Pacific Premier Bancorp Inc.	1,642,117	43,565
Ameris Bancorp	1,254,951	43,108
ServisFirst Bancshares Inc.	1,263,226	42,647
Houlihan Lokey Inc. Class A	930,062	42,643
Tier REIT Inc.	1,480,038	42,418
* Cannae Holdings Inc.	1,737,975	42,163
Ladder Capital Corp. Class A	2,473,098	42,092
Westamerica Bancorporation	680,058	42,028

*	Axos Financial Inc.	1,433,985	41,528
	Northwest Bancshares Inc.	2,444,185	41,478
	Virtu Financial Inc. Class A	1,733,268	41,165
	Towne Bank	1,662,360	41,143
	Redwood Trust Inc.	2,538,999	41,005
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,595,781	40,916
^	Seritage Growth Properties Class A	901,128	40,046
	BGC Partners Inc. Class A	7,532,709	39,999
	Global Net Lease Inc.	2,108,099	39,843
	Provident Financial Services Inc.	1,531,874	39,660
	Horace Mann Educators Corp.	1,125,458	39,627
	National General Holdings Corp.	1,656,898	39,318
	Walker & Dunlop Inc.	769,422	39,171
	NBT Bancorp Inc.	1,055,004	37,991
	Mercury General Corp.	751,445	37,625
	Kite Realty Group Trust	2,346,454	37,520
*,^	Redfin Corp.	1,835,869	37,213
	Colony Credit Real Estate Inc.	2,348,519	36,778
	Industrial Logistics Properties Trust	1,813,851	36,585
	Artisan Partners Asset Management Inc. Class A	1,449,528	36,485
^	Realogy Holdings Corp.	3,166,975	36,104
	Hilltop Holdings Inc.	1,974,130	36,028
	PennyMac Mortgage Investment Trust	1,734,646	35,925
	PennyMac Financial Services Inc.	1,594,993	35,473
	Kinsale Capital Group Inc.	514,693	35,293
	First Commonwealth Financial Corp.	2,771,522	34,921
	Heartland Financial USA Inc.	817,755	34,877
	Waddell & Reed Financial Inc. Class A	2,009,247	34,740
	First Interstate BancSystem Inc. Class A	870,766	34,674
	S&T Bancorp Inc.	860,439	34,013
*	Seacoast Banking Corp. of Florida	1,285,239	33,866
*	LendingClub Corp.	10,883,449	33,630
	Summit Hotel Properties Inc.	2,944,962	33,602
*	eHealth Inc.	530,094	33,046
*	PRA Group Inc.	1,232,375	33,040
	Park National Corp.	346,778	32,857
	Easterly Government Properties Inc.	1,811,884	32,632
	Employers Holdings Inc.	811,209	32,538
	Newmark Group Inc. Class A	3,815,829	31,824
	Monmouth Real Estate Investment Corp.	2,413,205	31,806
	Safety Insurance Group Inc.	361,115	31,468
	City Holding Co.	410,682	31,290
*	Focus Financial Partners Inc. Class A	875,869	31,216
	OceanFirst Financial Corp.	1,296,103	31,184
	American Finance Trust Inc.	2,875,419	31,055
	FGL Holdings	3,937,367	30,987
	Office Properties Income Trust	1,114,731	30,811
	ARMOUR Residential REIT Inc.	1,576,280	30,785
	Kearny Financial Corp.	2,373,237	30,544
	New York Mortgage Trust Inc.	4,976,061	30,304
	AMERISAFE Inc.	505,297	30,015
	James River Group Holdings Ltd.	742,261	29,750
^	Ares Management Corp.	1,276,383	29,625
	Washington Prime Group Inc.	5,162,952	29,171
	Veritex Holdings Inc.	1,193,025	28,895
	Getty Realty Corp.	900,521	28,844
	Heritage Financial Corp.	956,158	28,819

	TPG RE Finance Trust Inc.	1,458,844	28,593
	Clearway Energy Inc.	1,891,904	28,587
	Tompkins Financial Corp.	369,501	28,108
	TriCo Bancshares	714,874	28,087
	Piper Jaffray Cos.	385,495	28,076
	Brookline Bancorp Inc.	1,930,581	27,800
	First Busey Corp.	1,138,488	27,779
	Berkshire Hills Bancorp Inc.	1,018,451	27,743
	Lakeland Financial Corp.	604,497	27,335
	Southside Bancshares Inc.	816,482	27,132
	Sandy Spring Bancorp Inc.	862,749	26,987
	American National Insurance Co.	222,727	26,910
	Independence Realty Trust Inc.	2,462,104	26,566
	Boston Private Financial Holdings Inc.	2,414,336	26,461
	OFG Bancorp	1,331,942	26,359
	First Bancorp	750,939	26,103
	Universal Insurance Holdings Inc.	840,497	26,055
	WisdomTree Investments Inc.	3,665,885	25,881
	Flagstar Bancorp Inc.	784,634	25,830
	RPT Realty	2,145,594	25,769
	TFS Financial Corp.	1,561,884	25,724
	Chatham Lodging Trust	1,331,275	25,614
	Cohen & Steers Inc.	604,238	25,541
	Universal Health Realty Income Trust	331,887	25,127
	Essential Properties Realty Trust Inc.	1,285,411	25,091
	Stewart Information Services Corp.	578,833	24,710
^	Arbor Realty Trust Inc.	1,885,472	24,455
	United Fire Group Inc.	554,115	24,220
*	Marcus & Millichap Inc.	591,293	24,083
*	World Acceptance Corp.	204,826	23,991
	National Bank Holdings Corp. Class A	717,870	23,876
	Granite Point Mortgage Trust Inc.	1,279,120	23,753
	BancFirst Corp.	451,224	23,531
	Armada Hoffler Properties Inc.	1,484,716	23,147
	Enterprise Financial Services Corp.	561,654	22,899
*,^	Encore Capital Group Inc.	828,669	22,565
	Capstead Mortgage Corp.	2,549,032	21,896
	Central Pacific Financial Corp.	756,107	21,806
*	MBIA Inc.	2,284,853	21,752
^	Innovative Industrial Properties Inc.	263,330	21,511
*	Ambac Financial Group Inc.	1,184,945	21,471
	InfraREIT Inc.	1,023,326	21,459
*	Third Point Reinsurance Ltd.	2,058,695	21,369
	Meridian Bancorp Inc.	1,348,156	21,153
	PJT Partners Inc.	505,923	21,148
	Alexander's Inc.	56,064	21,090
	Investors Real Estate Trust	349,238	20,923
	Meta Financial Group Inc.	1,045,028	20,566
	Hamilton Lane Inc. Class A	466,158	20,315
	Carolina Financial Corp.	585,181	20,241
	NexPoint Residential Trust Inc.	512,590	19,653
*	HomeStreet Inc.	739,983	19,499
*	Enova International Inc.	847,610	19,342
	Bryn Mawr Bank Corp.	534,065	19,296
*	Triumph Bancorp Inc.	653,184	19,197
	Hersha Hospitality Trust Class A	1,111,083	19,044
	Hanmi Financial Corp.	895,141	19,040

Community Healthcare Trust Inc.	529,476	19,003
Univest Financial Corp.	773,208	18,913
Lakeland Bancorp Inc.	1,265,527	18,894
Nelnet Inc. Class A	342,095	18,839
* Mr Cooper Group Inc.	1,934,416	18,551
TrustCo Bank Corp. NY	2,362,326	18,332
Stock Yards Bancorp Inc.	542,191	18,331
United Financial Bancorp Inc.	1,275,142	18,298
Virtus Investment Partners Inc.	187,449	18,286
* National Commerce Corp.	462,297	18,127
Washington Trust Bancorp Inc.	371,070	17,867
Gladstone Commercial Corp.	855,303	17,765
RE/MAX Holdings Inc. Class A	460,117	17,733
Fidelity Southern Corp.	646,892	17,718
Banc of California Inc.	1,279,771	17,712
ConnectOne Bancorp Inc.	890,131	17,536
* Allegiance Bancshares Inc.	511,149	17,236
Saul Centers Inc.	333,134	17,113
Urstadt Biddle Properties Inc. Class A	823,015	16,987
Preferred Apartment Communities Inc. Class A	1,137,190	16,853
* Columbia Financial Inc.	1,074,235	16,833
Oritani Financial Corp.	983,725	16,359
Dime Community Bancshares Inc.	865,091	16,203
* National Energy Services Reunited Corp.	1,543,253	16,127
* St. Joe Co.	977,838	16,125
Community Trust Bancorp Inc.	392,556	16,118
Camden National Corp.	384,929	16,059
State Auto Financial Corp.	487,788	16,058
FBL Financial Group Inc. Class A	249,752	15,664
* WillScot Corp. Class A	1,407,282	15,607
Flushing Financial Corp.	709,617	15,562
* INTL. FCStone Inc.	400,787	15,535
Horizon Bancorp Inc.	953,504	15,342
* Customers Bancorp Inc.	819,198	15,000
Clearway Energy Inc. Class A	1,030,930	14,990
Northfield Bancorp Inc.	1,068,352	14,850
German American Bancorp Inc.	504,150	14,822
Blue Hills Bancorp Inc.	617,649	14,762
Ashford Hospitality Trust Inc.	3,107,701	14,762
CBTX Inc.	450,516	14,628
Great Southern Bancorp Inc.	281,750	14,623
National Western Life Group Inc. Class A	55,058	14,451
AG Mortgage Investment Trust Inc.	851,718	14,343
Federal Agricultural Mortgage Corp.	197,150	14,280
CatchMark Timber Trust Inc. Class A	1,453,614	14,274
KKR Real Estate Finance Trust Inc.	712,420	14,263
* TriState Capital Holdings Inc.	688,323	14,062
CorEnergy Infrastructure Trust Inc.	380,083	13,968
First Foundation Inc.	1,012,575	13,741
First Community Bankshares Inc.	414,496	13,736
iStar Inc.	1,622,680	13,663
Retail Value Inc.	434,510	13,544
Preferred Bank	300,345	13,507
Amalgamated Bank Class A	860,701	13,470
Ready Capital Corp.	917,743	13,463
Mercantile Bank Corp.	410,661	13,437
UMH Properties Inc.	950,853	13,388

FB Financial Corp.	418,338	13,286
Whitestone REIT	1,103,518	13,264
Dynex Capital Inc.	2,172,265	13,229
Bridge Bancorp Inc.	448,481	13,140
Opus Bank	656,330	12,995
First Defiance Financial Corp.	452,168	12,995
Peoples Bancorp Inc.	417,984	12,945
Jernigan Capital Inc.	611,299	12,862
Bank of Marin Bancorp	313,986	12,776
First of Long Island Corp.	578,974	12,697
* EZCORP Inc. Class A	1,358,651	12,663
RMR Group Inc. Class A	207,136	12,631
City Office REIT Inc.	1,110,346	12,558
Independent Bank Corp.	583,271	12,540
Diamond Hill Investment Group Inc.	87,571	12,260
CorePoint Lodging Inc.	1,087,445	12,147
Heritage Commerce Corp.	998,717	12,084
Front Yard Residential Corp.	1,299,432	12,046
HomeTrust Bancshares Inc.	472,147	11,898
One Liberty Properties Inc.	407,557	11,819
Origin Bancorp Inc.	343,294	11,689
Ares Commercial Real Estate Corp.	766,536	11,644
* Atlantic Capital Bancshares Inc.	649,236	11,576
Midland States Bancorp Inc.	480,112	11,551
* Nicolet Bankshares Inc.	193,451	11,530
Ellington Financial Inc.	642,420	11,499
QCR Holdings Inc.	337,235	11,439
First Financial Corp.	270,793	11,373
* Equity Bancshares Inc. Class A	393,399	11,330
Western Asset Mortgage Capital Corp.	1,102,555	11,279
Braemar Hotels & Resorts Inc.	917,423	11,202
Peapack Gladstone Financial Corp.	426,808	11,191
Republic Bancorp Inc. Class A	249,559	11,160
^ Pennsylvania REIT	1,734,124	10,908
* Bancorp Inc.	1,349,529	10,904
First Bancshares Inc.	352,368	10,888
United Community Financial Corp.	1,153,936	10,789
Anworth Mortgage Asset Corp.	2,664,513	10,765
Franklin Financial Network Inc.	370,552	10,750
Arrow Financial Corp.	322,307	10,601
People's Utah Bancorp	401,817	10,596
* Cowen Inc. Class A	729,138	10,565
1st Source Corp.	232,134	10,425
New Senior Investment Group Inc.	1,905,890	10,387
First Mid-Illinois Bancshares Inc.	310,441	10,344
Global Medical REIT Inc.	1,049,481	10,306
Exantas Capital Corp.	968,577	10,296
Waterstone Financial Inc.	624,511	10,279
^ Live Oak Bancshares Inc.	692,176	10,113
Financial Institutions Inc.	365,096	9,923
BBX Capital Corp. Class A	1,650,962	9,774
* BSB Bancorp Inc.	295,737	9,712
* Byline Bancorp Inc.	522,177	9,650
^ Cambridge Bancorp	115,567	9,575
Old Second Bancorp Inc.	758,527	9,550
PCSB Financial Corp.	485,682	9,505
BankFinancial Corp.	636,793	9,469

	United Insurance Holdings Corp.	592,608	9,422
^	Arlington Asset Investment Corp. Class A	1,180,474	9,397
	Civista Bancshares Inc.	425,888	9,297
	Territorial Bancorp Inc.	343,171	9,235
^	Cherry Hill Mortgage Investment Corp.	535,831	9,227
*,^	Health Insurance Innovations Inc. Class A	343,243	9,206
	Great Ajax Corp.	667,483	9,171
	Western New England Bancorp Inc.	992,929	9,165
	MedEquities Realty Trust Inc.	819,891	9,125
	Bar Harbor Bankshares	352,107	9,109
	Merchants Bancorp	415,757	8,939
	Heritage Insurance Holdings Inc.	611,427	8,927
	HCI Group Inc.	208,674	8,917
	CNB Financial Corp.	350,938	8,868
^	Orchid Island Capital Inc.	1,341,190	8,825
	Old Line Bancshares Inc.	349,999	8,725
	Spirit MTA REIT	1,337,199	8,678
*	FRP Holdings Inc.	180,638	8,593
	Business First Bancshares Inc.	337,673	8,286
	Farmers National Banc Corp.	600,477	8,281
*	On Deck Capital Inc.	1,522,850	8,254
	Bluerock Residential Growth REIT Inc. Class A	755,871	8,148
*	Baycom Corp.	359,031	8,128
	Southern Missouri Bancorp Inc.	261,920	8,067
*	Southern First Bancshares Inc.	238,070	8,063
^	Goosehead Insurance Inc. Class A	288,136	8,033
	MidWestOne Financial Group Inc.	292,263	7,964
	Summit Financial Group Inc.	295,778	7,841
	Westwood Holdings Group Inc.	221,772	7,822
	Oppenheimer Holdings Inc. Class A	297,278	7,735
	Consolidated-Tomoka Land Co.	130,497	7,706
	Northrim BanCorp Inc.	220,502	7,590
*,^	Citizens Inc. Class A	1,133,643	7,561
	Greenhill & Co. Inc.	350,833	7,546
	EMC Insurance Group Inc.	235,796	7,517
^	Gladstone Land Corp.	592,710	7,498
	Central Valley Community Bancorp	380,201	7,433
	American National Bankshares Inc.	212,070	7,405
	Sierra Bancorp	303,774	7,382
	RBB Bancorp	392,141	7,372
	First Bank	635,337	7,325
	Peoples Financial Services Corp.	160,141	7,245
^	CBL & Associates Properties Inc.	4,629,119	7,175
	Ladenburg Thalmann Financial Services Inc.	2,533,954	7,171
	Safehold Inc.	326,741	7,126
*	Safeguard Scientifics Inc.	655,650	7,114
	Farmers & Merchants Bancorp Inc.	232,803	7,007
	SB One Bancorp	321,960	6,993
	Shore Bancshares Inc.	466,530	6,956
	National Bankshares Inc.	161,277	6,911
	West Bancorporation Inc.	333,827	6,904
	Franklin Street Properties Corp.	949,460	6,827
	Citizens & Northern Corp.	272,276	6,818
*	Regional Management Corp.	278,588	6,803
	Southern National Bancorp of Virginia Inc.	459,626	6,734
*	SmartFinancial Inc.	355,843	6,729
	Global Indemnity Ltd.	220,730	6,706

	FS Bancorp Inc.	131,629	6,645
	Protective Insurance Corp. Class B	353,469	6,546
	Marlin Business Services Corp.	304,192	6,540
*	Republic First Bancorp Inc.	1,229,524	6,455
	MidSouth Bancorp Inc.	565,544	6,453
	Bankwell Financial Group Inc.	219,929	6,418
	FedNat Holding Co.	398,166	6,387
*	Howard Bancorp Inc.	429,666	6,363
*	Spirit of Texas Bancshares Inc.	298,201	6,322
	Ellington Residential Mortgage REIT	526,561	6,266
*	HarborOne Bancorp Inc.	363,563	6,253
*	Select Bancorp Inc.	545,196	6,199
	Guaranty Bancshares Inc.	211,410	6,177
*	Bridgewater Bancshares Inc.	590,397	6,087
	Home Bancorp Inc.	181,450	6,033
	ACNB Corp.	162,297	6,005
	Reliant Bancorp Inc.	268,572	5,995
	First Bancorp Inc.	239,090	5,958
	Hingham Institution for Savings	34,419	5,920
*	Ocwen Financial Corp.	3,248,891	5,913
*	Greenlight Capital Re Ltd. Class A	542,744	5,900
	SI Financial Group Inc.	451,049	5,823
	Investar Holding Corp.	256,233	5,819
	Clipper Realty Inc.	433,944	5,811
	Enterprise Bancorp Inc.	201,989	5,803
	Macatawa Bank Corp.	580,716	5,772
	Capital City Bank Group Inc.	263,224	5,733
	First Choice Bancorp	266,398	5,728
*	Forestar Group Inc.	326,800	5,650
	Bank of Princeton	177,561	5,634
*	Hallmark Financial Services Inc.	518,292	5,390
*,^	Altisource Portfolio Solutions SA	225,240	5,331
	Century Bancorp Inc. Class A	72,167	5,268
	Timberland Bancorp Inc.	186,190	5,210
*	Victory Capital Holdings Inc. Class A	345,310	5,187
	BCB Bancorp Inc.	386,500	5,179
	First Northwest Bancorp	331,842	5,167
	Tiptree Inc.	813,926	5,152
	First Business Financial Services Inc.	257,056	5,146
	Cedar Realty Trust Inc.	1,507,504	5,126
	Investors Title Co.	32,182	5,082
*	Metropolitan Bank Holding Corp.	143,842	5,004
	MBT Financial Corp.	495,591	4,966
*	Tejon Ranch Co.	280,091	4,930
	LCNB Corp.	285,442	4,895
	Codorus Valley Bancorp Inc.	228,672	4,882
	First Internet Bancorp	251,747	4,866
	MutualFirst Financial Inc.	162,275	4,863
	Bank of Commerce Holdings	460,584	4,859
	Riverview Bancorp Inc.	650,394	4,754
	Kingstone Cos. Inc.	318,064	4,688
	Penns Woods Bancorp Inc.	113,726	4,674
	Northeast Bancorp	215,353	4,454
	Evans Bancorp Inc.	124,332	4,432
	ESSA Bancorp Inc.	286,633	4,414
	Capstar Financial Holdings Inc.	304,212	4,393
*	PICO Holdings Inc.	441,675	4,373

*	Entegra Financial Corp.	194,652	4,370
	Independence Holding Co.	123,889	4,367
*	NI Holdings Inc.	268,861	4,302
*	Stratus Properties Inc.	161,014	4,252
	Parke Bancorp Inc.	200,233	4,183
	Premier Financial Bancorp Inc.	262,560	4,125
	Chemung Financial Corp.	87,232	4,094
	Orrstown Financial Services Inc.	220,006	4,090
*,^	Elevate Credit Inc.	941,534	4,086
^	GAIN Capital Holdings Inc.	647,165	4,064
	Community Bankers Trust Corp.	551,981	4,041
	C&F Financial Corp.	79,546	4,025
	Norwood Financial Corp.	129,864	4,005
	Unity Bancorp Inc.	208,089	3,929
*	Malvern Bancorp Inc.	189,862	3,820
*	FVCBankcorp Inc.	223,965	3,787
*	Pacific Mercantile Bancorp	481,624	3,670
	Pacific City Financial Corp.	209,709	3,659
	Mackinac Financial Corp.	231,066	3,637
	Silvercrest Asset Management Group Inc. Class A	255,065	3,635
	CB Financial Services Inc.	149,427	3,546
	FNCB Bancorp Inc.	459,277	3,536
	First Community Corp.	183,581	3,501
	Community Financial Corp.	123,344	3,499
	First Financial Northwest Inc.	220,880	3,479
	Donegal Group Inc. Class A	257,547	3,464
	Pzena Investment Management Inc. Class A	422,399	3,417
	MVB Financial Corp.	223,259	3,405
^	Fidelity D&D Bancorp Inc.	57,452	3,397
	BRT Apartments Corp.	240,059	3,332
	Provident Financial Holdings Inc.	162,257	3,232
	Prudential Bancorp Inc.	185,964	3,226
*	Rafael Holdings Inc. Class B	252,134	3,189
*,^	International Money Express Inc.	273,150	3,185
	Sterling Bancorp Inc.	313,702	3,181
	United Security Bancshares	290,896	3,084
	Union Bankshares Inc.	67,067	3,033
	Federal Agricultural Mortgage Corp. Class A	43,002	2,939
	GAMCO Investors Inc. Class A	142,988	2,931
	Ohio Valley Banc Corp.	80,751	2,919
*	Esquire Financial Holdings Inc.	127,783	2,908
	Peoples Bancorp of North Carolina Inc.	109,107	2,902
	DNB Financial Corp.	76,632	2,894
	Griffin Industrial Realty Inc.	82,258	2,867
*	Curo Group Holdings Corp.	284,750	2,856
	Middlefield Banc Corp.	69,018	2,844
*,^	Avalon GloboCare Corp.	525,890	2,840
	Standard AVB Financial Corp.	101,363	2,734
	Sotherly Hotels Inc.	398,968	2,717
*	Carolina Trust Bancshares Inc.	328,780	2,696
	Luther Burbank Corp.	263,846	2,665
	1st Constitution Bancorp	149,948	2,665
	First Guaranty Bancshares Inc.	126,653	2,596
	Greene County Bancorp Inc.	84,750	2,573
	Hawthorn Bancshares Inc.	110,073	2,558
	First United Corp.	146,315	2,525
	Associated Capital Group Inc. Class A	63,741	2,522

	SB Financial Group Inc.	137,875	2,485
*	Ashford Inc.	44,634	2,479
*	Provident Bancorp Inc.	106,930	2,422
*	Bank7 Corp.	137,640	2,391
	Level One Bancorp Inc.	101,876	2,370
*	Aspen Group Inc.	436,881	2,329
*	PDL Community Bancorp	165,100	2,303
	Two River Bancorp	143,117	2,268
	HopFed Bancorp Inc.	112,941	2,225
*	Maui Land & Pineapple Co. Inc.	194,085	2,218
	Plymouth Industrial REIT Inc.	130,256	2,191
*	Randolph Bancorp Inc.	134,794	2,037
	Plumas Bancorp	86,002	1,960
	Old Point Financial Corp.	91,255	1,935
*	Coastal Financial Corp.	112,629	1,914
*,^	Siebert Financial Corp.	160,352	1,894
	OP Bancorp	211,084	1,847
	American River Bankshares	135,194	1,758
*,^	Riot Blockchain Inc.	519,202	1,698
*	MMA Capital Holdings Inc.	55,750	1,689
	AmeriServ Financial Inc.	418,188	1,681
	First Savings Financial Group Inc.	29,291	1,583
*,^	eXp World Holdings Inc.	145,065	1,577
	MSB Financial Corp.	87,092	1,563
	Hunt Cos. Finance Trust Inc.	445,415	1,555
	Auburn National Bancorporation Inc.	38,288	1,510
	Severn Bancorp Inc.	155,082	1,469
^	Manning & Napier Inc.	688,431	1,446
^	Farmland Partners Inc.	225,245	1,442
	Condor Hospitality Trust Inc.	155,299	1,398
	Global Self Storage Inc.	354,937	1,370
	PB Bancorp Inc.	121,123	1,343
*	Consumer Portfolio Services Inc.	380,472	1,328
*	MoneyGram International Inc.	642,618	1,311
	Manhattan Bridge Capital Inc.	206,241	1,310
	IF Bancorp Inc.	61,247	1,221
	Oak Valley Bancorp	68,050	1,200
	County Bancorp Inc.	64,508	1,135
*	Nicholas Financial Inc.	125,000	1,125
	Hennessy Advisors Inc.	120,371	1,113
	Sound Financial Bancorp Inc.	32,178	1,092
	Urstadt Biddle Properties Inc.	64,362	1,075
*	Transcontinental Realty Investors Inc.	30,891	965
	Bank of South Carolina Corp.	52,468	956
*	Rhinebeck Bancorp Inc.	77,264	927
	Central Federal Corp.	68,308	876
	Elmira Savings Bank	52,075	872
	Sachem Capital Corp.	184,438	832
*	Security National Financial Corp. Class A	170,038	803
*	Limestone Bancorp Inc.	52,282	781
*	Trinity Place Holdings Inc.	191,516	766
*	Meridian Corp.	42,138	760
	Tremont Mortgage Trust	80,365	707
*	Atlas Financial Holdings Inc.	285,553	702
	GWG Holdings Inc.	57,992	694
*	First Western Financial Inc.	51,755	679
*	Jason Industries Inc.	457,725	641

	Pathfinder Bancorp Inc.	48,152	628
*	FFBW Inc.	57,872	622
§	Winthrop Realty Trust	562,609	613
	Citizens First Corp.	23,939	594
	Bank of the James Financial Group Inc.	39,778	546
*	Capital Bancorp Inc.	42,520	494
*	Impac Mortgage Holdings Inc.	111,472	437
*,^	HV Bancorp Inc.	25,133	405
	Blue Capital Reinsurance Holdings Ltd.	59,255	399
*	Community First Bancshares Inc.	38,693	397
*	Broadway Financial Corp.	291,631	394
	United Bancorp Inc.	35,463	385
*	HMN Financial Inc.	17,023	367
	Ottawa Bancorp Inc.	27,177	361
*,^	Altisource Asset Management Corp.	10,427	326
*	National Holdings Corp.	95,047	285
	Summit State Bank	23,271	269
§	New York REIT Liquidating LLC	19,100	267
	Maiden Holdings Ltd.	320,324	238
	WVS Financial Corp.	11,419	197
	HomeTown Bankshares Corp.	12,440	178
*	1347 Property Insurance Holdings Inc.	32,453	171
*	Income Opportunity Realty Investors Inc.	12,550	141
	Southwest Georgia Financial Corp.	6,567	135
*	JW Mays Inc.	3,714	135
*	InterGroup Corp.	4,186	129
*	Performant Financial Corp.	51,989	108
*	CBM Bancorp Inc.	6,093	79
*	CPI Card Group Inc.	17,713	61
*	ICC Holdings Inc.	3,901	55
*	FSB Bancorp Inc.	3,139	54
	Mid-Southern Bancorp Inc.	4,247	53
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	48
*	Asta Funding Inc.	9,836	46
*	FlexShopper Inc.	42,981	35
	Glen Burnie Bancorp	1,058	11
*	Novume Solutions Inc.	16,009	11
*	Village Bank and Trust Financial Corp.	200	6
	Patriot National Bancorp Inc.	100	2
	HMG/Courtland Properties Inc.	100	1
*	Unico American Corp.	202	1
	National Security Group Inc.	100	1
	Medley Management Inc. Class A	120	—
*,^	Ditech Holding Corp. Warrants Exp. 01/31/2028	43,103	—
*	Wheeler REIT Inc.	183	—
	US Global Investors Inc. Class A	138	—
*,^	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	34,201	—
*	Conifer Holdings Inc.	1	—
			146,360,403
Health Care (13.1%)
	Johnson & Johnson	72,342,967	10,112,823
	Pfizer Inc.	157,026,680	6,668,923
	UnitedHealth Group Inc.	26,059,240	6,443,408
	Merck & Co. Inc.	70,634,676	5,874,686
	Abbott Laboratories	47,710,627	3,813,988
	Medtronic plc	36,415,983	3,316,768
	AbbVie Inc.	40,860,140	3,292,919

	Amgen Inc.	16,901,294	3,210,908
	Eli Lilly & Co.	23,722,726	3,078,261
	Thermo Fisher Scientific Inc.	10,932,621	2,992,477
	Gilead Sciences Inc.	34,821,701	2,263,759
	Bristol-Myers Squibb Co.	44,344,292	2,115,666
	Anthem Inc.	6,980,765	2,003,340
	Becton Dickinson and Co.	7,308,912	1,825,255
*	Celgene Corp.	19,014,060	1,793,786
*	Intuitive Surgical Inc.	3,109,506	1,774,222
	Cigna Corp.	10,345,725	1,663,800
	Stryker Corp.	8,099,351	1,599,784
*	Boston Scientific Corp.	37,640,304	1,444,635
	Allergan plc	9,034,959	1,322,808
	Zoetis Inc.	13,005,577	1,309,271
*	Vertex Pharmaceuticals Inc.	6,942,861	1,277,139
*	Biogen Inc.	5,341,647	1,262,659
*	Illumina Inc.	3,991,946	1,240,258
	Baxter International Inc.	13,730,109	1,116,395
*	Edwards Lifesciences Corp.	5,643,744	1,079,818
	Humana Inc.	3,681,533	979,288
	HCA Healthcare Inc.	7,440,431	970,083
*	Regeneron Pharmaceuticals Inc.	2,186,526	897,831
*	Alexion Pharmaceuticals Inc.	5,764,037	779,183
	Zimmer Biomet Holdings Inc.	5,538,346	707,247
*	IQVIA Holdings Inc.	4,561,073	656,110
*	Align Technology Inc.	2,062,749	586,501
*	Centene Corp.	10,653,777	565,716
*	IDEXX Laboratories Inc.	2,336,384	522,415
*	BioMarin Pharmaceutical Inc.	4,836,022	429,584
*	Incyte Corp.	4,940,362	424,921
*	Laboratory Corp. of America Holdings	2,739,642	419,110
	ResMed Inc.	3,890,012	404,445
*	Mylan NV	13,996,927	396,673
	Cooper Cos. Inc.	1,338,667	396,473
	Cardinal Health Inc.	8,088,326	389,453
*	Hologic Inc.	7,898,318	382,279
	Teleflex Inc.	1,248,125	377,133
*	WellCare Health Plans Inc.	1,357,219	366,110
*	Varian Medical Systems Inc.	2,462,997	349,056
*	ABIOMED Inc.	1,162,991	332,139
	Quest Diagnostics Inc.	3,661,848	329,273
	Universal Health Services Inc. Class B	2,312,123	309,293
	Dentsply Sirona Inc.	6,044,208	299,732
*	Exact Sciences Corp.	3,413,114	295,644
	STERIS plc	2,293,999	293,701
*	DexCom Inc.	2,411,239	287,179
*	Ionis Pharmaceuticals Inc.	3,362,664	272,947
*	Alnylam Pharmaceuticals Inc.	2,597,926	242,776
*,^	Bluebird Bio Inc.	1,492,061	234,746
*	Molina Healthcare Inc.	1,610,169	228,580
*	Jazz Pharmaceuticals plc	1,555,391	222,343
	West Pharmaceutical Services Inc.	2,008,734	221,362
*	Sarepta Therapeutics Inc.	1,832,329	218,395
*	Sage Therapeutics Inc.	1,369,172	217,767
*	Neurocrine Biosciences Inc.	2,468,007	217,431
*	Seattle Genetics Inc.	2,833,743	207,543
	Bio-Techne Corp.	1,025,054	203,524

*	Exelixis Inc.	8,117,318	193,192
	Hill-Rom Holdings Inc.	1,808,842	191,484
*	Charles River Laboratories International Inc.	1,305,513	189,626
*	DaVita Inc.	3,384,017	183,718
*	Masimo Corp.	1,292,216	178,688
*	PRA Health Sciences Inc.	1,584,808	174,788
*	Bio-Rad Laboratories Inc. Class A	571,741	174,770
*	Catalent Inc.	3,956,813	160,607
	Perrigo Co. plc	3,316,837	159,739
*	Nektar Therapeutics Class A	4,706,924	158,153
*	Alkermes plc	4,241,162	154,760
*,^	Insulet Corp.	1,602,321	152,365
	Encompass Health Corp.	2,548,609	148,839
*	Array BioPharma Inc.	5,923,215	144,408
	Chemed Corp.	434,137	138,954
*	United Therapeutics Corp.	1,122,698	131,771
*	Horizon Pharma plc	4,936,486	130,471
*	ICU Medical Inc.	528,297	126,437
*,^	Penumbra Inc.	842,744	123,892
*	Haemonetics Corp.	1,386,396	121,282
*	HealthEquity Inc.	1,609,097	119,041
*	Syneos Health Inc.	2,239,529	115,918
*	FibroGen Inc.	2,082,242	113,170
*	Amedisys Inc.	865,011	106,621
*,^	Wright Medical Group NV	3,383,243	106,403
	Bruker Corp.	2,763,156	106,216
*	Integra LifeSciences Holdings Corp.	1,851,994	103,193
*	Globus Medical Inc.	2,063,542	101,960
*	Ultragenyx Pharmaceutical Inc.	1,452,713	100,760
*,^	Teladoc Health Inc.	1,801,977	100,190
*	Spark Therapeutics Inc.	869,654	99,036
*	Novocure Ltd.	2,019,737	97,291
*	Blueprint Medicines Corp.	1,175,963	94,136
*,^	Agios Pharmaceuticals Inc.	1,348,947	90,973
*	LHC Group Inc.	809,105	89,697
*	Tandem Diabetes Care Inc.	1,398,664	88,815
*	Merit Medical Systems Inc.	1,412,230	87,318
*	Immunomedics Inc.	4,401,554	84,554
*	Omnicell Inc.	1,019,178	82,390
*	Tenet Healthcare Corp.	2,794,682	80,599
*	Amicus Therapeutics Inc.	5,921,196	80,528
*	NuVasive Inc.	1,398,463	79,419
*	Neogen Corp.	1,347,469	77,331
*	Global Blood Therapeutics Inc.	1,435,882	76,001
*,^	ACADIA Pharmaceuticals Inc.	2,732,866	73,377
*	Glaukos Corp.	926,169	72,584
*	Acadia Healthcare Co. Inc.	2,388,476	70,006
	Ensign Group Inc.	1,360,583	69,648
*,^	Ligand Pharmaceuticals Inc.	544,148	68,405
*	HMS Holdings Corp.	2,271,494	67,259
*,^	Intercept Pharmaceuticals Inc.	600,143	67,132
^	Healthcare Services Group Inc.	2,002,544	66,064
	Cantel Medical Corp.	962,298	64,368
*	Repligen Corp.	1,070,594	63,251
*	Myriad Genetics Inc.	1,896,189	62,953
*	MEDNAX Inc.	2,293,871	62,324
*	Mirati Therapeutics Inc.	831,472	60,947

*	Insmed Inc.	2,092,517	60,829
*	Arena Pharmaceuticals Inc.	1,344,500	60,274
*	Zogenix Inc.	1,095,555	60,266
	CONMED Corp.	722,703	60,114
*	Quidel Corp.	908,915	59,507
*,^	Portola Pharmaceuticals Inc.	1,713,177	59,447
*	Emergent BioSolutions Inc.	1,173,853	59,303
*	Aerie Pharmaceuticals Inc.	1,238,787	58,842
*	Halozyme Therapeutics Inc.	3,542,787	57,039
*	PTC Therapeutics Inc.	1,479,955	55,706
*	Acceleron Pharma Inc.	1,192,708	55,544
*	Avanos Medical Inc.	1,285,214	54,853
*	MyoKardia Inc.	1,042,151	54,181
*	Ironwood Pharmaceuticals Inc. Class A	3,981,013	53,863
*	BioTelemetry Inc.	851,102	53,296
*	Invitae Corp.	2,212,419	51,815
*	Medicines Co.	1,811,123	50,621
*	REGENXBIO Inc.	872,611	50,009
*	NeoGenomics Inc.	2,415,437	49,420
*	Mallinckrodt plc	2,246,828	48,846
	Patterson Cos. Inc.	2,201,969	48,113
*	Supernus Pharmaceuticals Inc.	1,354,333	47,456
*	Inogen Inc.	493,460	47,061
*	Nevro Corp.	750,762	46,930
*	Heron Therapeutics Inc.	1,905,604	46,573
*	iRhythm Technologies Inc.	601,844	45,114
*	Enanta Pharmaceuticals Inc.	468,309	44,733
*	Genomic Health Inc.	633,489	44,376
*	Endo International plc	5,492,590	44,106
*	Magellan Health Inc.	663,026	43,707
*	Amneal Pharmaceuticals Inc.	3,033,467	42,984
*	Medpace Holdings Inc.	719,650	42,438
*	Atara Biotherapeutics Inc.	1,067,541	42,435
*	Reata Pharmaceuticals Inc. Class A	493,406	42,171
*,^	Arrowhead Pharmaceuticals Inc.	2,288,030	41,985
*	Select Medical Holdings Corp.	2,965,910	41,790
*	Prestige Consumer Healthcare Inc.	1,395,962	41,753
*	STAAR Surgical Co.	1,198,891	40,990
*	WageWorks Inc.	1,084,342	40,945
*	Audentes Therapeutics Inc.	1,045,712	40,804
*	Xencor Inc.	1,305,143	40,538
*	Pacira Pharmaceuticals Inc.	1,061,651	40,406
*,^	Denali Therapeutics Inc.	1,726,190	40,082
*	AnaptysBio Inc.	546,703	39,937
*	Momenta Pharmaceuticals Inc.	2,689,645	39,081
*	Varex Imaging Corp.	1,052,721	35,666
*	Cambrex Corp.	905,421	35,176
*	Cardiovascular Systems Inc.	899,989	34,794
	US Physical Therapy Inc.	331,253	34,792
*	Puma Biotechnology Inc.	888,531	34,466
*	Clovis Oncology Inc.	1,361,745	33,799
*,^	Corcept Therapeutics Inc.	2,823,387	33,147
	Atrion Corp.	37,002	32,513
*	Brookdale Senior Living Inc.	4,863,620	32,003
*	Madrigal Pharmaceuticals Inc.	231,722	29,026
*	Iovance Biotherapeutics Inc.	3,028,411	28,800
*,^	Editas Medicine Inc.	1,173,186	28,684

*	CryoLife Inc.	957,001	27,916
*,^	Guardant Health Inc.	362,800	27,827
*	Spectrum Pharmaceuticals Inc.	2,594,999	27,741
*	Natera Inc.	1,338,229	27,594
*	Pacific Biosciences of California Inc.	3,776,887	27,307
*	Orthofix Medical Inc.	484,045	27,305
*	AtriCure Inc.	984,045	26,363
*,^	Esperion Therapeutics Inc.	656,419	26,355
*	CareDx Inc.	833,697	26,278
*	Sangamo Therapeutics Inc.	2,749,232	26,228
*,^	Theravance Biopharma Inc.	1,150,998	26,093
	Luminex Corp.	1,133,603	26,084
*	Retrophin Inc.	1,152,309	26,077
*	Intersect ENT Inc.	800,745	25,744
*	Alder Biopharmaceuticals Inc.	1,877,713	25,631
*,^	TherapeuticsMD Inc.	5,200,699	25,327
*	Radius Health Inc.	1,262,945	25,183
*	BioCryst Pharmaceuticals Inc.	3,087,250	25,130
*	Akebia Therapeutics Inc.	3,066,744	25,117
*	Innoviva Inc.	1,777,909	24,944
*	Lantheus Holdings Inc.	1,017,649	24,912
*	Vanda Pharmaceuticals Inc.	1,342,882	24,709
*	Veracyte Inc.	976,519	24,433
*	Cymabay Therapeutics Inc.	1,819,650	24,165
*	Inspire Medical Systems Inc.	422,441	23,986
*	Tactile Systems Technology Inc.	449,132	23,678
*,^	Aimmune Therapeutics Inc.	1,059,069	23,670
*	Cerus Corp.	3,787,521	23,596
*	Fate Therapeutics Inc.	1,341,987	23,579
*	R1 RCM Inc.	2,403,826	23,245
*,^	Allakos Inc.	571,884	23,161
*,^	OPKO Health Inc.	8,665,827	22,618
*	MacroGenics Inc.	1,250,421	22,483
*	Tivity Health Inc.	1,276,029	22,407
*	AngioDynamics Inc.	973,943	22,264
*,^	Omeros Corp.	1,273,130	22,114
*	Natus Medical Inc.	861,210	21,858
*	Coherus Biosciences Inc.	1,576,901	21,509
*	Apellis Pharmaceuticals Inc.	1,064,926	20,766
*	NanoString Technologies Inc.	863,517	20,664
*	Vericel Corp.	1,164,937	20,398
*	Amphastar Pharmaceuticals Inc.	959,987	19,613
*,^	Cara Therapeutics Inc.	980,776	19,243
	National HealthCare Corp.	251,478	19,082
*,^	Allogene Therapeutics Inc.	657,691	19,014
	Meridian Bioscience Inc.	1,072,068	18,879
*	HealthStream Inc.	669,844	18,796
*	OraSure Technologies Inc.	1,681,267	18,746
*	Axogen Inc.	886,050	18,660
*	Revance Therapeutics Inc.	1,177,910	18,564
*	Rhythm Pharmaceuticals Inc.	676,980	18,556
*	Addus HomeCare Corp.	289,502	18,409
*	Dicerna Pharmaceuticals Inc.	1,216,594	17,823
*	Eagle Pharmaceuticals Inc.	346,045	17,472
*,^	Rubius Therapeutics Inc.	963,259	17,435
*	CorVel Corp.	266,602	17,393
*	Acorda Therapeutics Inc.	1,303,819	17,328

*	Hanger Inc.	895,265	17,055
*	Tricida Inc.	441,232	17,040
*,^	Viking Therapeutics Inc.	1,643,119	16,333
*	Ra Pharmaceuticals Inc.	719,232	16,111
*,^	ViewRay Inc.	2,179,849	16,109
*	ANI Pharmaceuticals Inc.	228,210	16,098
*	Heska Corp.	188,610	16,054
*,^	Accelerate Diagnostics Inc.	754,861	15,867
*	Kura Oncology Inc.	934,957	15,511
*,^	PetIQ Inc. Class A	492,469	15,468
*	Dermira Inc.	1,129,112	15,299
*	Intra-Cellular Therapies Inc.	1,249,892	15,224
*	PDL BioPharma Inc.	4,088,101	15,208
*	Surmodics Inc.	338,351	14,712
	LeMaitre Vascular Inc.	474,310	14,704
*	Triple-S Management Corp. Class B	631,411	14,409
*	Intellia Therapeutics Inc.	838,444	14,321
*,^	TG Therapeutics Inc.	1,778,049	14,296
*,^	Catalyst Pharmaceuticals Inc.	2,743,188	13,990
*,^	Athenex Inc.	1,136,232	13,919
*,^	ZIOPHARM Oncology Inc.	3,593,507	13,835
*	Fluidigm Corp.	1,020,285	13,560
*	RadNet Inc.	1,065,834	13,206
*	Voyager Therapeutics Inc.	676,736	12,953
*	Rocket Pharmaceuticals Inc.	736,885	12,925
*,^	Dynavax Technologies Corp.	1,739,132	12,713
*	CytomX Therapeutics Inc.	1,154,434	12,410
*,^	Apollo Medical Holdings Inc.	672,749	12,325
*	AMAG Pharmaceuticals Inc.	945,665	12,180
*	Anika Therapeutics Inc.	395,979	11,974
*	Stemline Therapeutics Inc.	931,399	11,968
*	Collegium Pharmaceutical Inc.	783,094	11,856
*	Epizyme Inc.	949,456	11,764
*	Antares Pharma Inc.	3,867,798	11,719
*	G1 Therapeutics Inc.	700,108	11,622
*	GlycoMimetics Inc.	928,385	11,568
*	OrthoPediatrics Corp.	259,454	11,476
*	Assembly Biosciences Inc.	582,444	11,468
*	ArQule Inc.	2,394,013	11,467
*,^	Flexion Therapeutics Inc.	909,452	11,350
*,^	Corbus Pharmaceuticals Holdings Inc.	1,627,515	11,311
*	ImmunoGen Inc.	4,089,115	11,082
*,^	Community Health Systems Inc.	2,962,594	11,050
*	Akorn Inc.	3,095,859	10,897
*	ChemoCentryx Inc.	776,426	10,785
*,^	Homology Medicines Inc.	383,845	10,644
*	Cytokinetics Inc.	1,308,011	10,582
*,^	Akcea Therapeutics Inc.	373,069	10,569
*	Achillion Pharmaceuticals Inc.	3,528,773	10,445
*,^	Sorrento Therapeutics Inc.	2,180,383	10,357
*	Deciphera Pharmaceuticals Inc.	444,951	10,327
	Utah Medical Products Inc.	116,749	10,303
*,^	MannKind Corp.	5,148,090	10,142
*	Osiris Therapeutics Inc.	528,358	10,039
*	BioSpecifics Technologies Corp.	160,737	10,019
*	GenMark Diagnostics Inc.	1,395,924	9,897
*	Arcus Biosciences Inc.	766,629	9,575

*	RTI Surgical Holdings Inc.	1,590,787	9,561
*,^	Inovio Pharmaceuticals Inc.	2,551,744	9,518
*	SIGA Technologies Inc.	1,552,794	9,332
*	Progenics Pharmaceuticals Inc.	1,987,421	9,222
*	Gossamer Bio Inc.	420,112	9,104
*	Assertio Therapeutics Inc.	1,793,140	9,091
*	Kindred Biosciences Inc.	972,750	8,920
*	BioDelivery Sciences International Inc.	1,629,800	8,638
*,^	Geron Corp.	5,039,259	8,365
*	Karyopharm Therapeutics Inc.	1,369,466	7,998
*,^	Axsome Therapeutics Inc.	552,731	7,865
*	Avrobio Inc.	354,353	7,813
*,^	Senseonics Holdings Inc.	3,167,383	7,760
	Invacare Corp.	913,590	7,647
*	Kadmon Holdings Inc.	2,894,579	7,642
	Owens & Minor Inc.	1,851,611	7,592
*	BioScrip Inc.	3,682,379	7,365
*	Kiniksa Pharmaceuticals Ltd. Class A	404,164	7,299
*	Scholar Rock Holding Corp.	387,967	7,290
*	Agenus Inc.	2,448,465	7,272
*,^	MediciNova Inc.	874,363	7,240
*	BioLife Solutions Inc.	404,489	7,236
*	Minerva Neurosciences Inc.	916,404	7,203
*	Five Prime Therapeutics Inc.	530,890	7,114
*	Krystal Biotech Inc.	214,322	7,051
*,^	Intrexon Corp.	1,337,734	7,036
*	Eiger BioPharmaceuticals Inc.	500,974	7,004
*,^	Crinetics Pharmaceuticals Inc.	306,721	6,981
*	Tocagen Inc.	640,066	6,958
*,^	Lannett Co. Inc.	883,065	6,950
*,^	Quanterix Corp.	262,061	6,769
*	Avid Bioservices Inc.	1,590,138	6,758
*	Cutera Inc.	381,788	6,742
*,^	Translate Bio Inc.	658,893	6,714
*,^	Abeona Therapeutics Inc.	902,192	6,640
*	SeaSpine Holdings Corp.	438,880	6,618
*,^	Evolus Inc.	293,220	6,618
*	Concert Pharmaceuticals Inc.	545,793	6,588
*	Rigel Pharmaceuticals Inc.	2,538,078	6,523
*,^	AcelRx Pharmaceuticals Inc.	1,804,168	6,279
*	Marinus Pharmaceuticals Inc.	1,492,343	6,238
*,^	Lexicon Pharmaceuticals Inc.	1,113,972	6,194
*,^	Verastem Inc.	2,091,668	6,191
*,^	CytoSorbents Corp.	817,047	6,185
*,^	Optinose Inc.	596,963	6,149
*,^	Rockwell Medical Inc.	1,074,343	6,113
*	MEI Pharma Inc.	1,982,270	6,086
*,^	Xeris Pharmaceuticals Inc.	604,255	6,067
*,^	Eloxx Pharmaceuticals Inc.	516,438	6,032
*	Calithera Biosciences Inc.	890,257	6,000
*	Aclaris Therapeutics Inc.	991,902	5,941
*,^	Adamas Pharmaceuticals Inc.	831,401	5,911
*,^	Novavax Inc.	10,589,544	5,834
*	Sientra Inc.	671,237	5,759
*	Protagonist Therapeutics Inc.	455,505	5,726
*	KalVista Pharmaceuticals Inc.	196,074	5,612
*	Adverum Biotechnologies Inc.	1,067,250	5,592

*	Aratana Therapeutics Inc.	1,520,995	5,476
*	Aldeyra Therapeutics Inc.	605,499	5,468
*,^	CorMedix Inc.	573,586	5,420
*	Apyx Medical Corp.	857,737	5,412
*,^	Magenta Therapeutics Inc.	328,518	5,411
*,^	Athersys Inc.	3,599,495	5,399
*	Aeglea BioTherapeutics Inc.	669,255	5,388
*,^	Palatin Technologies Inc.	5,468,718	5,360
*	Immune Design Corp.	909,900	5,323
*	Accuray Inc.	1,107,838	5,284
*,^	Replimune Group Inc.	343,958	5,235
*	Axonics Modulation Technologies Inc.	215,100	5,152
*,^	Alector Inc.	270,650	5,067
*	Savara Inc.	686,665	5,061
*,^	Surgery Partners Inc.	447,128	5,044
*	Aduro Biotech Inc.	1,256,320	5,000
*,^	Galectin Therapeutics Inc.	974,968	4,982
*,^	Marker Therapeutics Inc.	754,452	4,979
*,^	iRadimed Corp.	172,204	4,837
*	Harvard Bioscience Inc.	1,112,046	4,793
*,^	Eidos Therapeutics Inc.	203,758	4,778
*	Mersana Therapeutics Inc.	902,204	4,746
*	Principia Biopharma Inc.	138,348	4,704
*,^	XBiotech Inc.	413,703	4,559
*	Forty Seven Inc.	278,620	4,503
*,^	UNITY Biotechnology Inc.	554,288	4,495
*	Acer Therapeutics Inc.	184,206	4,476
*	Kala Pharmaceuticals Inc.	532,225	4,402
*,^	Kezar Life Sciences Inc.	245,069	4,348
*	Joint Corp.	274,514	4,324
*,^	Constellation Pharmaceuticals Inc.	313,007	4,241
*	Bellicum Pharmaceuticals Inc.	1,251,013	4,216
*	Y-mAbs Therapeutics Inc.	159,604	4,183
*,^	ADMA Biologics Inc.	1,099,324	4,166
*	Ardelyx Inc.	1,430,474	4,005
*,^	Corindus Vascular Robotics Inc.	2,282,829	3,972
*,^	BioTime Inc.	3,021,132	3,958
*,^	Pulse Biosciences Inc.	223,287	3,928
*,^	Calyxt Inc.	220,100	3,872
*	Harrow Health Inc.	763,120	3,800
*,^	Solid Biosciences Inc.	410,867	3,780
*	Neuronetics Inc.	247,417	3,773
*	Synlogic Inc.	495,614	3,762
*,^	Arvinas Inc.	254,686	3,759
*,^	CASI Pharmaceuticals Inc.	1,285,278	3,689
*	FONAR Corp.	178,878	3,662
*,^	Ocular Therapeutix Inc.	907,950	3,605
*,^	La Jolla Pharmaceutical Co.	556,593	3,579
*,^	Trevena Inc.	2,253,431	3,515
*	Misonix Inc.	179,575	3,453
*,^	EyePoint Pharmaceuticals Inc.	1,924,044	3,444
*,^	ElectroCore Inc.	484,976	3,395
*	Pfenex Inc.	548,054	3,387
*	Spero Therapeutics Inc.	260,550	3,338
*	SI-BONE Inc.	175,261	3,302
*	Twist Bioscience Corp.	142,327	3,299
*	Spring Bank Pharmaceuticals Inc.	308,541	3,237

*	Syros Pharmaceuticals Inc.	352,786	3,224
*	Neos Therapeutics Inc.	1,235,046	3,223
*,^	Verrica Pharmaceuticals Inc.	297,951	3,221
*,^	Oncocyte Corp.	815,343	3,221
*,^	AVEO Pharmaceuticals Inc.	3,904,028	3,202
*	Celcuity Inc.	146,048	3,200
*	Conformis Inc.	1,110,759	3,199
*	Odonate Therapeutics Inc.	143,391	3,170
*,^	Insys Therapeutics Inc.	680,577	3,144
*	Chiasma Inc.	596,612	3,102
*,^	Helius Medical Technologies Inc. Class A	461,187	3,072
*	Syndax Pharmaceuticals Inc.	582,386	3,058
*	Menlo Therapeutics Inc.	376,675	2,957
*	Vapotherm Inc.	147,531	2,899
*	Enzo Biochem Inc.	1,044,499	2,851
*,^	Infinity Pharmaceuticals Inc.	1,491,350	2,804
*	Zafgen Inc.	1,021,632	2,799
*	Recro Pharma Inc.	475,128	2,784
*	American Renal Associates Holdings Inc.	447,452	2,747
*	Organovo Holdings Inc.	2,743,531	2,722
*	Catalyst Biosciences Inc.	334,212	2,710
*,^	Tyme Technologies Inc.	1,524,010	2,682
*,^	Seres Therapeutics Inc.	387,435	2,662
*,^	Gritstone Oncology Inc.	198,059	2,634
*,^	Sesen Bio Inc.	2,545,813	2,622
*,^	Amyris Inc.	1,240,134	2,592
*	Neon Therapeutics Inc.	388,372	2,509
*	Chembio Diagnostics Inc.	439,361	2,438
*	Molecular Templates Inc.	417,188	2,424
*,^	Paratek Pharmaceuticals Inc.	443,248	2,376
*,^	Enochian Biosciences Inc.	335,732	2,330
*	Capital Senior Living Corp.	576,001	2,298
*,^	Moderna Inc.	112,617	2,292
*,^	PolarityTE Inc.	213,933	2,289
*,^	Millendo Therapeutics Inc.	151,293	2,269
*,^	CEL-SCI Corp.	629,662	2,229
*,^	Evelo Biosciences Inc.	276,190	2,210
*	Endologix Inc.	330,315	2,183
*,^	Adamis Pharmaceuticals Corp.	1,031,208	2,176
*,^	resTORbio Inc.	316,606	2,159
*	Liquidia Technologies Inc.	189,523	2,157
*,^	Synthorx Inc.	102,857	2,095
*	Sensus Healthcare Inc.	295,476	2,074
*	Matinas BioPharma Holdings Inc.	1,887,981	2,058
*	Surface Oncology Inc.	427,351	2,038
*	Allena Pharmaceuticals Inc.	287,117	2,016
*	Selecta Biosciences Inc.	843,481	1,999
*,^	HTG Molecular Diagnostics Inc.	789,218	1,973
*	Cidara Therapeutics Inc.	738,907	1,958
*	Durect Corp.	3,064,822	1,918
*	Otonomy Inc.	728,468	1,916
*	InfuSystem Holdings Inc.	379,590	1,902
	Psychemedics Corp.	134,812	1,891
*	Aquestive Therapeutics Inc.	272,205	1,881
*	Champions Oncology Inc.	189,449	1,855
*,^	Ekso Bionics Holdings Inc.	726,217	1,823
*,^	BrainStorm Cell Therapeutics Inc.	419,458	1,820

*	Genesis Healthcare Inc.	1,263,186	1,819
*,^	Catasys Inc.	147,378	1,802
*,^	Anixa Biosciences Inc.	397,478	1,797
*,^	Teligent Inc.	1,534,474	1,780
*,^	Curis Inc.	893,474	1,778
*,^	Cohbar Inc.	528,208	1,722
*	Catabasis Pharmaceuticals Inc.	212,016	1,679
*,^	Ampio Pharmaceuticals Inc.	2,942,559	1,654
*,^	Dova Pharmaceuticals Inc.	184,911	1,644
*,^	Actinium Pharmaceuticals Inc.	3,400,781	1,632
*,^	Zynerba Pharmaceuticals Inc.	289,891	1,571
*	Tetraphase Pharmaceuticals Inc.	1,171,248	1,569
*	Celldex Therapeutics Inc.	316,954	1,559
*	Alphatec Holdings Inc.	580,538	1,538
*,^	Proteostasis Therapeutics Inc.	1,180,161	1,487
*	Applied Genetic Technologies Corp.	353,879	1,483
*,^	SCYNEXIS Inc.	979,742	1,479
*	Cumberland Pharmaceuticals Inc.	252,761	1,469
*,^	Quorum Health Corp.	1,012,433	1,417
*,^	XOMA Corp.	112,628	1,394
*	Strata Skin Sciences Inc.	484,852	1,382
*,^	VIVUS Inc.	312,945	1,314
*	Idera Pharmaceuticals Inc.	502,974	1,283
*,^	NantKwest Inc.	811,625	1,282
*	Cue Biopharma Inc.	163,247	1,262
*,^	Zosano Pharma Corp.	262,376	1,252
*	Tracon Pharmaceuticals Inc.	908,459	1,245
*	Kodiak Sciences Inc.	185,871	1,214
*	LogicBio Therapeutics Inc.	122,630	1,212
*,^	Equillium Inc.	150,173	1,201
*,^	T2 Biosystems Inc.	452,568	1,190
*,^	Fortress Biotech Inc.	656,703	1,169
*,^	AgeX Therapeutics Inc.	283,781	1,149
*,^	X4 Pharmaceuticals Inc.	65,594	1,142
*,^	Conatus Pharmaceuticals Inc.	1,051,475	1,136
*,^	Viveve Medical Inc.	1,189,925	1,118
*	Bioxcel Therapeutics Inc.	110,221	1,090
*	PhaseBio Pharmaceuticals Inc.	114,537	1,089
*	Unum Therapeutics Inc.	246,138	1,081
*	Sienna Biopharmaceuticals Inc.	454,805	1,055
*	Alimera Sciences Inc.	985,425	1,045
*,^	Aptinyx Inc.	257,152	1,041
*	Sutro Biopharma Inc.	91,201	1,039
*	CAS Medical Systems Inc.	424,484	1,032
*	Opiant Pharmaceuticals Inc.	77,886	1,022
*	Cerecor Inc.	170,109	993
*	Electromed Inc.	191,641	987
*	Chimerix Inc.	452,742	951
*	Corvus Pharmaceuticals Inc.	227,758	916
*,^	Heat Biologics Inc.	711,462	904
*	BioSig Technologies Inc.	144,814	889
*	Aptevo Therapeutics Inc.	951,049	856
*	aTyr Pharma Inc.	1,526,585	840
*	Precision BioSciences Inc.	44,652	802
*	Orgenesis Inc.	149,056	794
*	Pro-Dex Inc.	53,314	772
*,^	Sophiris Bio Inc.	756,544	749

*,^	Cocrystal Pharma Inc.	273,594	747
*	Aerpio Pharmaceuticals Inc.	814,562	734
*,^	Evofem Biosciences Inc.	203,801	713
*	IRIDEX Corp.	156,226	712
*,^	ContraFect Corp.	1,787,787	711
*	Jounce Therapeutics Inc.	113,545	704
*,^	Second Sight Medical Products Inc.	876,005	696
*,^	Xtant Medical Holdings Inc.	227,996	695
*	Adial Pharmaceuticals Inc.	197,076	676
^	Altimmune Inc.	228,705	663
*	Shockwave Medical Inc.	19,468	652
*,^	Achaogen Inc.	1,412,209	644
*	Fulgent Genetics Inc.	107,320	639
*,^	Agile Therapeutics Inc.	416,668	629
*,^	Evoke Pharma Inc.	411,314	617
*,^	Titan Pharmaceuticals Inc.	339,556	604
*,^	Celsion Corp.	274,300	538
*	Ovid therapeutics Inc.	303,512	537
*,^	Anavex Life Sciences Corp.	171,458	523
*	NewLink Genetics Corp.	268,588	518
*	PLx Pharma Inc.	95,708	502
*	Alpine Immune Sciences Inc.	72,767	499
*,^	CTI BioPharma Corp.	512,401	497
*	Rexahn Pharmaceuticals Inc.	964,622	492
*,^	SELLAS Life Sciences Group Inc.	481,613	491
*,^	RA Medical Systems Inc.	142,591	485
*	Aridis Pharmaceuticals Inc.	43,982	484
*	Ophthotech Corp.	340,189	480
*,^	BioPharmX Corp.	5,355,273	471
*	Advaxis Inc.	79,382	469
*	Mustang Bio Inc.	133,339	455
*	Provention Bio Inc.	189,996	437
*	Checkpoint Therapeutics Inc.	149,780	428
*,^	Arcadia Biosciences Inc.	60,732	426
*	ImmuCell Corp.	65,162	414
*,^	Moleculin Biotech Inc.	478,361	387
*	Caladrius Biosciences Inc.	102,751	372
*	Bellerophon Therapeutics Inc.	554,914	362
*	Vical Inc.	297,308	357
*	Aravive Inc.	49,747	350
*	KemPharm Inc.	207,892	347
*	Histogenics Corp.	2,715,683	314
*	Apollo Endosurgery Inc.	83,344	312
*,^	Melinta Therapeutics Inc.	87,619	311
*	Standard Diversified Inc.	15,276	293
*	Eyenovia Inc.	46,432	278
*	Vaccinex Inc.	52,514	276
*,^	Achieve Life Sciences Inc.	83,942	271
*,^	Navidea Biopharmaceuticals Inc.	1,957,024	270
*	Genocea Biosciences Inc.	442,740	261
*	Soleno Therapeutics Inc.	120,122	247
*,^	Hancock Jaffe Laboratories Inc.	145,198	227
*	IsoRay Inc.	598,011	218
*	ENDRA Life Sciences Inc.	130,457	217
*	Avenue Therapeutics Inc.	45,410	216
*,^	Aethlon Medical Inc.	218,778	208
*,^	Vermillion Inc.	178,132	205

*,^	Akers Biosciences Inc.	194,105	188
*,^	PAVmed Inc.	163,461	180
*,^	scPharmaceuticals Inc.	55,200	166
*	Soligenix Inc.	168,442	154
*,^	Cleveland BioLabs Inc.	91,596	151
*,^	Fibrocell Science Inc.	75,029	145
*,^	Aileron Therapeutics Inc.	58,995	115
*	Citius Pharmaceuticals Inc.	79,104	112
*	Outlook Therapeutics Inc.	14,704	109
*,^	Trovagene Inc.	28,250	106
*,^	Myomo Inc.	80,127	96
*,^	vTv Therapeutics Inc. Class A	50,043	86
*,^	Diffusion Pharmaceuticals Inc.	21,713	81
*	Bioanalytical Systems Inc.	36,851	76
*,^	Proteon Therapeutics Inc.	138,710	70
*	NanoViricides Inc.	255,251	69
*	Cassava Sciences Inc.	50,556	65
*	Retractable Technologies Inc.	98,504	63
*	Dynatronics Corp.	27,747	54
*	Merrimack Pharmaceuticals Inc.	7,197	50
*,^	Co-Diagnostics Inc.	47,064	50
*,^	Synergy Pharmaceuticals Inc.	5,148,145	48
*,^	Precision Therapeutics Inc.	53,833	41
*,^	Pulmatrix Inc.	27,793	35
*	NanoVibronix Inc.	8,310	33
*	Vaxart Inc.	16,066	31
*	Leap Therapeutics Inc.	15,377	29
*	Milestone Scientific Inc.	86,250	28
*	AquaBounty Technologies Inc.	12,488	27
*	Synthetic Biologics Inc.	39,086	27
*	Genprex Inc.	16,998	26
*	Biomerica Inc.	10,523	26
*	Gemphire Therapeutics Inc.	18,431	21
*	Xenetic Biosciences Inc.	10,555	20
*	American Shared Hospital Services	6,857	19
*	NovaBay Pharmaceuticals Inc.	12,107	15
*,^	iBio Inc.	13,857	12
*	Sonoma Pharmaceuticals Inc.	12,202	11
*	Regulus Therapeutics Inc.	11,070	11
*	AAC Holdings Inc.	4,981	9
*	Novan Inc.	8,958	9
*	Daxor Corp.	705	8
	Diversicare Healthcare Services Inc.	1,608	7
*	Miragen Therapeutics Inc.	183	1
	Biolase Inc.	157	—
*	Onconova Therapeutics Inc.	111	—
*	AzurRx BioPharma Inc.	149	—
*	Clearside Biomedical Inc.	251	—
*	OncoMed Pharmaceuticals Inc.	324	—
*	GTx Inc.	271	—
*	OncoSec Medical Inc.	567	—
	Digirad Corp.	298	—
*	Novus Therapeutics Inc.	55	—
*	CytRx Corp.	253	—
*	Five Star Senior Living Inc.	161	—
*	Obalon Therapeutics Inc.	105	—
*	PDS Biotechnology Corp.	20	—

*	Sunesis Pharmaceuticals Inc.	99	—
*	Cyclacel Pharmaceuticals Inc.	108	—
*	Aevi Genomic Medicine Inc.	291	—
*	Capricor Therapeutics Inc.	85	—
*	Nobilis Health Corp.	31	—
^,§	Wright Medical Group Inc. CVR	288,011	—
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			101,330,757
Industrials (13.4%)
	Boeing Co.	14,578,355	5,560,476
	Union Pacific Corp.	19,631,081	3,282,317
	3M Co.	15,642,592	3,250,218
	Honeywell International Inc.	19,807,112	3,147,746
*	PayPal Holdings Inc.	30,274,920	3,143,748
	Accenture plc Class A	17,318,489	3,048,400
	United Technologies Corp.	23,408,368	3,017,105
	General Electric Co.	236,282,163	2,360,459
	Danaher Corp.	17,427,466	2,300,774
	Caterpillar Inc.	15,630,937	2,117,836
	United Parcel Service Inc. Class B	18,884,564	2,110,161
	Lockheed Martin Corp.	6,524,559	1,958,412
	Automatic Data Processing Inc.	11,240,464	1,795,552
	CSX Corp.	21,034,795	1,573,823
	Raytheon Co.	7,664,229	1,395,503
	Deere & Co.	8,688,676	1,388,798
	Norfolk Southern Corp.	7,260,880	1,356,986
	Northrop Grumman Corp.	4,610,854	1,243,086
	Waste Management Inc.	11,512,200	1,196,233
	FedEx Corp.	6,378,416	1,157,108
	Emerson Electric Co.	16,693,361	1,142,994
	General Dynamics Corp.	6,655,170	1,126,587
	Illinois Tool Works Inc.	7,580,798	1,088,072
	Fidelity National Information Services Inc.	8,775,157	992,470
	Sherwin-Williams Co.	2,287,008	985,037
	Roper Technologies Inc.	2,811,421	961,422
*	Fiserv Inc.	10,812,637	954,540
	Eaton Corp. plc	11,765,095	947,796
*	Worldpay Inc. Class A	8,196,454	930,298
	Johnson Controls International plc	24,794,267	915,900
	Amphenol Corp. Class A	8,098,555	764,828
	TE Connectivity Ltd.	9,205,592	743,352
	Ingersoll-Rand plc	6,575,332	709,807
	Paychex Inc.	8,773,606	703,643
	Agilent Technologies Inc.	8,620,087	692,883
	Fortive Corp.	8,181,928	686,382
	PACCAR Inc.	9,413,078	641,407
	Cummins Inc.	4,054,637	640,106
	Waste Connections Inc.	7,159,591	634,268
*	Square Inc.	8,369,435	627,038
	Willis Towers Watson plc	3,526,817	619,485
	Parker-Hannifin Corp.	3,510,356	602,447
*	TransDigm Group Inc.	1,291,539	586,346
	Global Payments Inc.	4,284,011	584,853
*	FleetCor Technologies Inc.	2,330,537	574,687
	Rockwell Automation Inc.	3,245,983	569,540
	Verisk Analytics Inc. Class A	4,216,210	560,756
	Stanley Black & Decker Inc.	4,101,603	558,515

Ball Corp.	9,197,679	532,178
AMETEK Inc.	6,187,774	513,400
Fastenal Co.	7,750,174	498,414
* Waters Corp.	1,951,675	491,256
* Mettler-Toledo International Inc.	675,425	488,332
* CoStar Group Inc.	989,172	461,370
Cintas Corp.	2,272,158	459,226
Republic Services Inc. Class A	5,710,691	459,025
* Keysight Technologies Inc.	5,086,844	443,573
L3 Technologies Inc.	2,136,780	440,967
Vulcan Materials Co.	3,583,911	424,335
Total System Services Inc.	4,339,351	412,282
WW Grainger Inc.	1,298,860	390,866
Xylem Inc.	4,884,396	386,063
* First Data Corp. Class A	14,636,511	384,501
Dover Corp.	3,933,677	368,979
Expeditors International of Washington Inc.	4,655,247	353,333
Martin Marietta Materials Inc.	1,700,639	342,135
TransUnion	5,041,284	336,959
Broadridge Financial Solutions Inc.	3,144,891	326,094
CH Robinson Worldwide Inc.	3,726,032	324,128
Textron Inc.	6,361,825	322,290
Kansas City Southern	2,735,695	317,286
IDEX Corp.	2,086,081	316,542
Masco Corp.	7,991,410	314,142
* Zebra Technologies Corp.	1,460,265	305,969
PerkinElmer Inc.	3,017,725	290,788
Jack Henry & Associates Inc.	2,094,182	290,547
Old Dominion Freight Line Inc.	1,997,788	288,461
Jacobs Engineering Group Inc.	3,784,675	284,570
* Trimble Inc.	6,820,609	275,553
Lennox International Inc.	1,032,201	272,914
Westrock Co.	6,932,779	265,872
Spirit AeroSystems Holdings Inc. Class A	2,870,361	262,724
^ Wabtec Corp.	3,510,442	258,790
Packaging Corp. of America	2,564,703	254,880
* United Rentals Inc.	2,153,022	245,983
JB Hunt Transport Services Inc.	2,367,835	239,838
Snap-on Inc.	1,506,881	235,857
Huntington Ingalls Industries Inc.	1,127,215	233,559
Allegion plc	2,564,081	232,588
Arconic Inc.	11,798,154	225,463
* WEX Inc.	1,168,679	224,375
Cognex Corp.	4,403,655	223,970
Graco Inc.	4,518,902	223,776
* Teledyne Technologies Inc.	930,867	220,625
Alliance Data Systems Corp.	1,254,598	219,530
HEICO Corp. Class A	2,590,138	217,727
Booz Allen Hamilton Holding Corp. Class A	3,635,154	211,348
* HD Supply Holdings Inc.	4,813,568	208,668
Pentair plc	4,658,330	207,342
AO Smith Corp.	3,860,769	205,856
* Fair Isaac Corp.	747,471	203,036
* Sensata Technologies Holding plc	4,456,881	200,649
Robert Half International Inc.	3,077,099	200,504
* Crown Holdings Inc.	3,658,799	199,661
Sealed Air Corp.	4,231,751	194,914

	Carlisle Cos. Inc.	1,557,428	190,972
*	Berry Global Group Inc.	3,526,328	189,963
*	Euronet Worldwide Inc.	1,327,529	189,292
	Toro Co.	2,740,843	188,680
	Nordson Corp.	1,404,318	186,100
	AptarGroup Inc.	1,709,808	181,906
	FLIR Systems Inc.	3,754,242	178,627
*	Arrow Electronics Inc.	2,314,866	178,384
^	Universal Display Corp.	1,151,603	176,023
	Hubbell Inc. Class B	1,479,962	174,606
	Donaldson Co. Inc.	3,485,788	174,499
	Xerox Corp.	5,285,659	169,035
	Sonoco Products Co.	2,708,816	166,673
	Flowserve Corp.	3,552,671	160,368
	Hexcel Corp.	2,303,434	159,306
*,^	XPO Logistics Inc.	2,964,230	159,298
	National Instruments Corp.	3,413,408	151,419
	Quanta Services Inc.	3,941,087	148,737
	Genpact Ltd.	4,153,032	146,104
	Woodward Inc.	1,515,288	143,786
	Allison Transmission Holdings Inc.	3,172,729	142,519
*	IPG Photonics Corp.	938,883	142,504
	Oshkosh Corp.	1,895,055	142,375
	Fluor Corp.	3,809,849	140,202
	Owens Corning	2,971,367	140,011
	Lincoln Electric Holdings Inc.	1,665,428	139,679
	MDU Resources Group Inc.	5,366,618	138,620
	ManpowerGroup Inc.	1,672,534	138,302
	ITT Inc.	2,376,436	137,833
*	Genesee & Wyoming Inc. Class A	1,578,205	137,525
	Bemis Co. Inc.	2,465,746	136,800
*	Stericycle Inc.	2,454,751	133,588
	BWX Technologies Inc.	2,684,212	133,083
	Insperity Inc.	1,054,314	130,376
	Acuity Brands Inc.	1,080,739	129,700
	Avnet Inc.	2,952,604	128,054
*	AECOM	4,233,638	125,612
	Watsco Inc.	870,364	124,645
	MAXIMUS Inc.	1,732,459	122,970
	Landstar System Inc.	1,114,438	121,908
	Curtiss-Wright Corp.	1,067,650	121,007
	Littelfuse Inc.	647,796	118,210
	AGCO Corp.	1,696,727	118,007
	nVent Electric plc	4,327,279	116,750
*	Kirby Corp.	1,545,830	116,107
	Crane Co.	1,370,520	115,973
^	Knight-Swift Transportation Holdings Inc.	3,317,225	108,407
	EMCOR Group Inc.	1,459,857	106,686
	Graphic Packaging Holding Co.	8,107,144	102,393
	Armstrong World Industries Inc.	1,275,217	101,278
	Jabil Inc.	3,804,254	101,155
	MSC Industrial Direct Co. Inc. Class A	1,221,799	101,055
	Eagle Materials Inc.	1,191,871	100,475
	Brink's Co.	1,313,254	99,032
	MSA Safety Inc.	955,862	98,836
*	Gardner Denver Holdings Inc.	3,523,975	98,002
	USG Corp.	2,259,545	97,838

* Clean Harbors Inc.	1,366,973	97,780
* Trex Co. Inc.	1,589,083	97,760
Air Lease Corp. Class A	2,835,166	97,388
Regal Beloit Corp.	1,169,892	95,779
* Coherent Inc.	660,411	93,593
Louisiana-Pacific Corp.	3,687,002	89,889
Tetra Tech Inc.	1,508,274	89,878
Ryder System Inc.	1,432,283	88,787
* Axon Enterprise Inc.	1,598,061	86,951
* Generac Holdings Inc.	1,688,418	86,498
* Allegheny Technologies Inc.	3,379,524	86,414
* RBC Bearings Inc.	675,694	85,928
* ASGN Inc.	1,353,407	85,928
Kennametal Inc.	2,250,240	82,696
* MasTec Inc.	1,706,188	82,068
Macquarie Infrastructure Corp.	1,976,902	81,488
* CoreLogic Inc.	2,184,709	81,402
Exponent Inc.	1,404,973	81,095
* Mercury Systems Inc.	1,257,375	80,573
Timken Co.	1,846,208	80,532
* FTI Consulting Inc.	1,040,659	79,943
* Rogers Corp.	500,655	79,544
Owens-Illinois Inc.	4,175,158	79,245
John Bean Technologies Corp.	860,532	79,074
GATX Corp.	1,014,781	77,499
Moog Inc. Class A	885,323	76,979
* Paylocity Holding Corp.	859,999	76,703
* Novanta Inc.	900,406	76,291
* Proto Labs Inc.	704,577	74,079
Valmont Industries Inc.	568,982	74,025
KBR Inc.	3,805,082	72,639
* Rexnord Corp.	2,840,660	71,414
* TriNet Group Inc.	1,152,217	68,833
EnerSys	1,053,023	68,615
Barnes Group Inc.	1,331,453	68,450
* Aerojet Rocketdyne Holdings Inc.	1,907,648	67,779
* Conduent Inc.	4,875,054	67,422
Simpson Manufacturing Co. Inc.	1,129,742	66,960
* WESCO International Inc.	1,254,257	66,488
* Integer Holdings Corp.	878,449	66,253
Vishay Intertechnology Inc.	3,581,128	66,143
Korn Ferry	1,469,461	65,802
ABM Industries Inc.	1,798,730	65,384
* Resideo Technologies Inc.	3,342,597	64,479
UniFirst Corp.	419,644	64,415
* SiteOne Landscape Supply Inc.	1,110,519	63,466
Silgan Holdings Inc.	2,136,426	63,302
Trinity Industries Inc.	2,886,888	62,732
Applied Industrial Technologies Inc.	1,052,253	62,578
* TopBuild Corp.	961,358	62,315
* Colfax Corp.	2,080,726	61,756
* II-VI Inc.	1,646,983	61,334
Watts Water Technologies Inc. Class A	756,704	61,157
* AMN Healthcare Services Inc.	1,273,327	59,961
* Beacon Roofing Supply Inc.	1,858,584	59,772
Brady Corp. Class A	1,267,193	58,810
Terex Corp.	1,798,721	57,793

Belden Inc.	1,065,166	57,199
Albany International Corp.	789,633	56,530
Covanta Holding Corp.	3,226,073	55,843
Franklin Electric Co. Inc.	1,088,040	55,588
Granite Construction Inc.	1,274,070	54,976
* Advanced Disposal Services Inc.	1,955,455	54,753
Deluxe Corp.	1,252,272	54,749
Altra Industrial Motion Corp.	1,754,606	54,481
Otter Tail Corp.	1,087,626	54,186
* ExlService Holdings Inc.	879,668	52,798
Comfort Systems USA Inc.	1,002,051	52,497
* Plexus Corp.	860,136	52,425
Forward Air Corp.	803,569	52,015
* Fabrinet	993,347	52,012
* Sanmina Corp.	1,769,257	51,043
World Fuel Services Corp.	1,736,048	50,154
AAON Inc.	1,066,125	49,234
* Pluralsight Inc. Class A	1,545,090	49,041
Triton International Ltd.	1,564,964	48,670
* Livent Corp.	3,960,786	48,638
HEICO Corp.	512,266	48,599
Universal Forest Products Inc.	1,608,369	48,074
* Summit Materials Inc. Class A	3,024,159	47,993
Mueller Industries Inc.	1,504,652	47,156
* Cimpress NV	586,732	47,015
Cubic Corp.	803,995	45,217
* Anixter International Inc.	795,586	44,640
* Harsco Corp.	2,186,477	44,079
ESCO Technologies Inc.	657,187	44,051
Kaman Corp.	753,595	44,040
EVERTEC Inc.	1,569,912	43,659
* Knowles Corp.	2,458,683	43,347
* Navistar International Corp.	1,340,444	43,296
Werner Enterprises Inc.	1,259,672	43,018
* Itron Inc.	919,722	42,905
Mueller Water Products Inc. Class A	4,259,975	42,770
Federal Signal Corp.	1,642,031	42,676
* Saia Inc.	696,791	42,574
Badger Meter Inc.	758,097	42,181
* Casella Waste Systems Inc. Class A	1,174,558	41,767
* Builders FirstSource Inc.	3,120,745	41,631
Schneider National Inc. Class B	1,934,840	40,728
Mobile Mini Inc.	1,194,040	40,526
* OSI Systems Inc.	460,922	40,377
Actuant Corp. Class A	1,653,215	40,289
Matson Inc.	1,115,653	40,264
* Aerovironment Inc.	582,161	39,826
Rush Enterprises Inc. Class A	947,425	39,612
* SPX Corp.	1,125,538	39,157
ManTech International Corp. Class A	699,854	37,806
Raven Industries Inc.	981,252	37,651
* Kratos Defense & Security Solutions Inc.	2,388,452	37,332
* Dycom Industries Inc.	805,664	37,012
* TriMas Corp.	1,224,114	37,005
Sun Hydraulics Corp.	794,984	36,975
* SPX FLOW Inc.	1,153,084	36,783
ICF International Inc.	483,061	36,751

*	Masonite International Corp.	734,945	36,666
*,^	Ambarella Inc.	845,790	36,538
	EnPro Industries Inc.	562,250	36,237
*	Cardtronics plc Class A	1,007,870	35,860
*	Hub Group Inc. Class A	874,611	35,728
	McGrath RentCorp	624,201	35,311
*	Gibraltar Industries Inc.	864,432	35,105
*	Air Transport Services Group Inc.	1,521,188	35,063
	Greif Inc. Class A	837,924	34,564
	US Ecology Inc.	602,236	33,713
	Benchmark Electronics Inc.	1,237,149	32,475
*	JELD-WEN Holding Inc.	1,821,025	32,159
*	Atlas Air Worldwide Holdings Inc.	616,773	31,184
*	BMC Stock Holdings Inc.	1,743,927	30,815
*	Sykes Enterprises Inc.	1,083,353	30,637
	Encore Wire Corp.	527,493	30,183
	AAR Corp.	923,513	30,023
*	Huron Consulting Group Inc.	634,952	29,982
*	TTM Technologies Inc.	2,553,753	29,956
*	Verra Mobility Corp.	2,509,245	29,860
	Aircastle Ltd.	1,456,803	29,486
*	Installed Building Products Inc.	603,552	29,272
	Boise Cascade Co.	1,076,309	28,802
	AZZ Inc.	698,419	28,586
*	CBIZ Inc.	1,394,290	28,220
*	Patrick Industries Inc.	618,564	28,033
	Greenbrier Cos. Inc.	868,731	27,999
	Lindsay Corp.	288,267	27,901
*	Atkore International Group Inc.	1,288,492	27,741
	Methode Electronics Inc.	958,379	27,582
	Tennant Co.	437,251	27,149
	Advanced Drainage Systems Inc.	1,021,334	26,320
	Apogee Enterprises Inc.	699,008	26,206
*	TrueBlue Inc.	1,094,702	25,879
	Alamo Group Inc.	252,579	25,243
	AVX Corp.	1,455,168	25,233
	Standex International Corp.	340,432	24,988
	MTS Systems Corp.	456,491	24,861
	Kadant Inc.	281,256	24,739
	Triumph Group Inc.	1,292,352	24,632
*	Continental Building Products Inc.	991,435	24,578
	Primoris Services Corp.	1,166,719	24,128
	KEMET Corp.	1,395,314	23,678
*,^	Inovalon Holdings Inc. Class A	1,879,909	23,367
	CTS Corp.	793,937	23,318
	Navigant Consulting Inc.	1,171,054	22,800
	Astec Industries Inc.	601,525	22,714
*	Evolent Health Inc. Class A	1,790,701	22,527
*	Milacron Holdings Corp.	1,976,873	22,378
	Kforce Inc.	635,459	22,317
	Heartland Express Inc.	1,144,874	22,073
	H&E Equipment Services Inc.	869,850	21,842
	Douglas Dynamics Inc.	570,198	21,707
*	Thermon Group Holdings Inc.	885,591	21,706
	ArcBest Corp.	684,589	21,079
*	PGT Innovations Inc.	1,500,670	20,784
*,^	MACOM Technology Solutions Holdings Inc.	1,242,760	20,767

	Columbus McKinnon Corp.	603,580	20,733
	Global Brass & Copper Holdings Inc.	597,253	20,569
	GrafTech International Ltd.	1,594,408	20,392
	Mesa Laboratories Inc.	88,460	20,390
	Argan Inc.	402,037	20,082
^	ADT Inc.	3,124,604	19,966
*	FARO Technologies Inc.	451,835	19,840
*	Everi Holdings Inc.	1,875,481	19,730
*	Astronics Corp.	600,744	19,656
	Heidrick & Struggles International Inc.	511,718	19,614
*	GreenSky Inc. Class A	1,499,140	19,399
	Wabash National Corp.	1,425,176	19,311
	DMC Global Inc.	383,898	19,057
	Multi-Color Corp.	381,884	19,052
	Marten Transport Ltd.	1,055,931	18,827
*	Tutor Perini Corp.	1,098,021	18,798
*	Echo Global Logistics Inc.	754,611	18,699
*	Evo Payments Inc. Class A	637,308	18,514
	Kelly Services Inc. Class A	833,104	18,378
*,^	US Concrete Inc.	440,591	18,249
*	SEACOR Holdings Inc.	427,385	18,070
	Cass Information Systems Inc.	377,694	17,865
*	DXP Enterprises Inc.	454,426	17,686
	Griffon Corp.	948,182	17,522
*	Gates Industrial Corp. plc	1,218,654	17,476
*	CIRCOR International Inc.	510,392	16,639
	Hyster-Yale Materials Handling Inc.	264,427	16,490
	Gorman-Rupp Co.	480,141	16,296
*	NV5 Global Inc.	271,308	16,105
	Barrett Business Services Inc.	206,165	15,943
*	Manitowoc Co. Inc.	965,693	15,847
*	Vicor Corp.	502,694	15,594
*	Aegion Corp. Class A	843,427	14,819
	Quanex Building Products Corp.	927,435	14,737
	Myers Industries Inc.	838,132	14,340
*	MYR Group Inc.	412,531	14,286
	TTEC Holdings Inc.	390,122	14,134
*	Veeco Instruments Inc.	1,298,151	14,072
	Resources Connection Inc.	844,741	13,972
	Ennis Inc.	673,004	13,972
*	Great Lakes Dredge & Dock Corp.	1,553,306	13,840
*	Team Inc.	788,835	13,805
*	Ducommun Inc.	311,129	13,540
*	GMS Inc.	879,900	13,304
*	Donnelley Financial Solutions Inc.	885,111	13,170
	Briggs & Stratton Corp.	1,095,739	12,963
*	Control4 Corp.	752,804	12,745
*	Heritage-Crystal Clean Inc.	454,099	12,465
	NVE Corp.	120,265	11,773
*,^	CryoPort Inc.	889,618	11,494
*	CAI International Inc.	489,713	11,361
*	Wesco Aircraft Holdings Inc.	1,278,322	11,236
	National Research Corp.	289,905	11,190
*	International Seaways Inc.	651,826	11,172
	CRA International Inc.	212,266	10,728
*	Kimball Electronics Inc.	689,975	10,688
*	Willdan Group Inc.	275,605	10,217

	Insteel Industries Inc.	482,271	10,089
*	Sterling Construction Co. Inc.	805,719	10,088
	Miller Industries Inc.	325,142	10,031
*	NCI Building Systems Inc.	1,608,700	9,910
*	Lydall Inc.	422,116	9,903
*,^	Energy Recovery Inc.	1,101,283	9,614
*	Vishay Precision Group Inc.	271,075	9,273
^	Quad/Graphics Inc.	773,738	9,207
	B. Riley Financial Inc.	547,948	9,145
*	Landec Corp.	743,808	9,134
*	UFP Technologies Inc.	229,159	8,571
	RR Donnelley & Sons Co.	1,731,297	8,172
	Bel Fuse Inc. Class B	322,421	8,151
	Spartan Motors Inc.	922,081	8,142
	Daktronics Inc.	1,088,521	8,109
	Hurco Cos. Inc.	198,368	8,000
	NN Inc.	1,029,413	7,710
	Park Electrochemical Corp.	489,606	7,687
*	Franklin Covey Co.	303,731	7,684
*	Armstrong Flooring Inc.	558,184	7,591
*,^	ShotSpotter Inc.	195,264	7,537
	Powell Industries Inc.	278,234	7,387
	VSE Corp.	227,245	7,176
*	Covenant Transportation Group Inc. Class A	375,083	7,119
*	Napco Security Technologies Inc.	335,013	6,948
	Omega Flex Inc.	91,368	6,926
*	Cross Country Healthcare Inc.	985,079	6,925
*	Northwest Pipe Co.	287,841	6,908
	REV Group Inc.	628,954	6,887
	Allied Motion Technologies Inc.	199,917	6,873
	Park-Ohio Holdings Corp.	210,696	6,822
*,^	BlueLinx Holdings Inc.	253,359	6,749
*	IntriCon Corp.	266,180	6,676
^	Advanced Emissions Solutions Inc.	566,778	6,552
*	Blue Bird Corp.	381,801	6,464
*	Twin Disc Inc.	385,443	6,418
*	Daseke Inc.	1,255,190	6,389
*	CECO Environmental Corp.	885,365	6,375
^	Maxar Technologies Inc.	1,565,679	6,294
*	Mistras Group Inc.	449,108	6,202
	BG Staffing Inc.	282,212	6,164
*	Era Group Inc.	517,400	5,971
*	Radiant Logistics Inc.	902,702	5,687
*	LB Foster Co. Class A	301,949	5,683
*	GP Strategies Corp.	457,395	5,557
*	Nuvectra Corp.	500,526	5,511
*	PRGX Global Inc.	694,521	5,501
*	Willis Lease Finance Corp.	127,985	5,425
*	Eagle Bulk Shipping Inc.	1,161,190	5,400
	Graham Corp.	272,000	5,339
	LSC Communications Inc.	809,670	5,287
*	YRC Worldwide Inc.	783,639	5,243
*	Information Services Group Inc.	1,399,239	5,219
*	Overseas Shipholding Group Inc. Class A	2,248,160	5,148
*	Commercial Vehicle Group Inc.	638,509	4,897
*,^	Maxwell Technologies Inc.	1,070,789	4,786
	Eastern Co.	173,818	4,783

*	Acacia Research Corp.	1,453,642	4,739
*	Intevac Inc.	764,241	4,685
*,^	Cardlytics Inc.	277,443	4,589
*	3PEA International Inc.	565,974	4,500
*	Gencor Industries Inc.	344,812	4,262
*	InnerWorkings Inc.	1,156,036	4,185
*	Transcat Inc.	176,843	4,064
*	Iteris Inc.	973,700	4,060
*	Foundation Building Materials Inc.	407,885	4,014
	NACCO Industries Inc. Class A	104,799	4,005
	Universal Logistics Holdings Inc.	198,142	3,899
*	Lawson Products Inc.	123,762	3,881
*,^	Energous Corp.	603,337	3,825
^	EVI Industries Inc.	99,927	3,810
*	USA Truck Inc.	262,573	3,792
*	IES Holdings Inc.	212,930	3,784
*,^	Turtle Beach Corp.	330,268	3,752
*	CyberOptics Corp.	215,801	3,690
	United States Lime & Minerals Inc.	47,177	3,638
*,^	Asure Software Inc.	590,189	3,606
*	US Xpress Enterprises Inc. Class A	539,978	3,569
	Crawford & Co. Class A	367,705	3,398
*,^	Aqua Metals Inc.	1,104,967	3,392
*	Ultralife Corp.	324,944	3,337
*	OptimizeRx Corp.	259,175	3,297
*	Houston Wire & Cable Co.	516,166	3,267
	Crawford & Co. Class B	350,392	3,199
*	PAM Transportation Services Inc.	62,837	3,075
*	DHI Group Inc.	1,254,257	3,048
	Global Water Resources Inc.	308,882	3,030
*	General Finance Corp.	324,069	3,024
*,^	ExOne Co.	334,751	2,842
*	StarTek Inc.	358,771	2,827
*	Luna Innovations Inc.	664,871	2,773
*	Orion Group Holdings Inc.	888,016	2,593
*	ServiceSource International Inc.	2,799,756	2,580
*,^	MicroVision Inc.	2,534,387	2,455
	Richardson Electronics Ltd.	349,011	2,366
*	CPI Aerostructures Inc.	354,788	2,306
*	Manitex International Inc.	298,288	2,282
*	Frequency Electronics Inc.	191,800	2,273
*	PFSweb Inc.	427,548	2,228
*	Arotech Corp.	756,183	2,216
*	Universal Technical Institute Inc.	566,824	1,933
*	Goldfield Corp.	817,776	1,807
*	Steel Connect Inc.	856,336	1,721
*	Charah Solutions Inc.	263,001	1,683
*,^	Forterra Inc.	387,217	1,634
*	Perceptron Inc.	207,766	1,558
*	ARC Document Solutions Inc.	686,462	1,531
*	Patriot Transportation Holding Inc.	80,702	1,517
	RF Industries Ltd.	219,188	1,477
*	Construction Partners Inc. Class A	114,265	1,459
*	DLH Holdings Corp.	210,584	1,348
*	Lincoln Educational Services Corp.	424,590	1,316
*,^	Odyssey Marine Exploration Inc.	177,156	1,268
*	Sharps Compliance Corp.	345,533	1,265

*	Perma-Pipe International Holdings Inc.	139,730	1,228
*	IEC Electronics Corp.	172,508	1,182
*,^	Concrete Pumping Holdings Inc.	120,038	1,104
*,^	Babcock & Wilcox Enterprises Inc.	2,668,321	1,097
*	NRC Group Holdings Corp.	118,588	1,035
*	Hudson Global Inc.	633,730	963
*	UQM Technologies Inc.	583,282	962
*	FreightCar America Inc.	152,294	938
	Espey Manufacturing & Electronics Corp.	36,520	904
*,^	Horizon Global Corp.	457,876	888
	LSI Industries Inc.	337,483	888
*	Hudson Technologies Inc.	438,816	847
	Issuer Direct Corp.	68,022	841
*	eMagin Corp.	986,771	823
*	Taylor Devices Inc.	67,529	823
*	Huttig Building Products Inc.	283,829	786
	Greif Inc. Class B	14,916	729
*,^	LightPath Technologies Inc. Class A	481,840	723
*,^	MTBC Inc.	160,657	709
*	Tecogen Inc.	169,986	678
*	Air T Inc.	21,803	660
*	Research Frontiers Inc.	267,072	577
	AMCON Distributing Co.	6,102	531
*	Wireless Telecom Group Inc.	319,707	492
*	Perma-Fix Environmental Services	140,152	492
*	ALJ Regional Holdings Inc.	288,105	461
*	SIFCO Industries Inc.	153,253	423
*,^	Lightbridge Corp.	754,588	415
*,^	Applied DNA Sciences Inc.	564,483	402
*	Image Sensing Systems Inc.	79,211	401
	Ecology and Environment Inc.	35,749	393
*,^	Digital Ally Inc.	102,566	382
*	Aspen Aerogels Inc.	145,503	371
*	Capstone Turbine Corp.	399,737	360
*,^	Payment Data Systems Inc.	135,389	355
*	Fuel Tech Inc.	203,918	341
	Rush Enterprises Inc. Class B	7,869	327
*	Broadwind Energy Inc.	194,469	327
	Chicago Rivet & Machine Co.	11,538	326
*	Ballantyne Strong Inc.	174,219	305
*,^	Workhorse Group Inc.	494,453	304
*	CUI Global Inc.	250,771	296
*	Vertex Energy Inc.	176,000	285
*	Coda Octopus Group Inc.	28,774	270
*,^	Boxlight Corp. Class A	69,264	222
*	Rubicon Technology Inc.	25,149	203
*	Jewett-Cameron Trading Co. Ltd.	21,300	188
*	Continental Materials Corp.	9,241	179
*	LGL Group Inc.	24,186	158
*	Volt Information Sciences Inc.	27,149	128
*	Pioneer Power Solutions Inc.	19,823	96
*,^	Marathon Patent Group Inc.	172,863	90
*,^	Summit Wireless Technologies Inc.	41,170	82
*	Bio-key International Inc.	55,292	81
*,^	Revolution Lighting Technologies Inc.	342,959	79
*	AeroCentury Corp.	6,807	79
	Servotronics Inc.	5,014	61

	Bel Fuse Inc. Class A	2,776	60
*	Energy Focus Inc.	41,052	50
*	Avalon Holdings Corp. Class A	17,805	46
*	ASV Holdings Inc.	16,063	44
*	ENGlobal Corp.	79,751	41
*	Air Industries Group	31,051	37
*	Command Center Inc.	8,977	35
*	Sypris Solutions Inc.	31,730	35
*	Industrial Services of America Inc.	26,478	33
*	Document Security Systems Inc.	23,600	31
*	SG Blocks Inc.	9,684	18
*	Polar Power Inc.	1,708	8
*	Quest Resource Holding Corp.	3,660	6
*,§	Patriot National Inc.	129,819	3
*	Orion Energy Systems Inc.	191	—
*	Dorian LPG Ltd.	20	—
*	Innovative Solutions & Support Inc.	11	—
*	GEE Group Inc.	3	—
*	SigmaTron International Inc.	1	—
*	ClearSign Combustion Corp.	1	—
*	DPW Holdings Inc.	1	—
			103,577,339
Oil & Gas (5.1%)
	Exxon Mobil Corp.	115,003,227	9,292,261
	Chevron Corp.	51,902,437	6,393,342
	ConocoPhillips	30,810,375	2,056,284
	Schlumberger Ltd.	37,635,514	1,639,779
	EOG Resources Inc.	15,751,891	1,499,265
	Occidental Petroleum Corp.	20,503,559	1,357,336
	Phillips 66	11,897,860	1,132,319
	Marathon Petroleum Corp.	18,760,095	1,122,792
	Kinder Morgan Inc.	52,222,501	1,044,972
	Valero Energy Corp.	11,522,371	977,443
	Williams Cos. Inc.	32,876,406	944,210
	ONEOK Inc.	11,166,272	779,852
	Pioneer Natural Resources Co.	4,627,967	704,747
	Halliburton Co.	22,488,110	658,902
	Anadarko Petroleum Corp.	13,567,368	617,044
	Concho Resources Inc.	5,446,167	604,307
	Diamondback Energy Inc.	4,452,378	452,050
	Hess Corp.	7,404,402	445,967
*	Cheniere Energy Inc.	6,274,108	428,898
	Baker Hughes a GE Co. Class A	13,970,015	387,249
	Marathon Oil Corp.	22,538,005	376,610
	Devon Energy Corp.	11,317,939	357,194
	Apache Corp.	10,295,508	356,842
	Noble Energy Inc.	12,964,952	320,623
	Cabot Oil & Gas Corp.	11,703,164	305,453
	National Oilwell Varco Inc.	10,398,510	277,016
	Targa Resources Corp.	6,220,283	258,453
	OGE Energy Corp.	5,392,534	232,526
	HollyFrontier Corp.	4,178,893	205,894
	Cimarex Energy Co.	2,604,970	182,087
	Helmerich & Payne Inc.	2,816,113	156,463
*	WPX Energy Inc.	11,373,527	149,107
	EQT Corp.	6,919,033	143,501
*	Parsley Energy Inc. Class A	7,198,191	138,925

*	Transocean Ltd.	15,681,966	136,590
	Murphy Oil Corp.	4,455,587	130,549
	Equitrans Midstream Corp.	5,532,306	120,494
*	Continental Resources Inc.	2,572,710	115,180
*	First Solar Inc.	1,990,306	105,168
*,^	Chesapeake Energy Corp.	33,304,828	103,245
	PBF Energy Inc. Class A	2,944,523	91,692
*	Apergy Corp.	2,117,772	86,956
	Core Laboratories NV	1,207,252	83,216
	Delek US Holdings Inc.	2,125,108	77,396
	Patterson-UTI Energy Inc.	5,487,168	76,930
*	Chart Industries Inc.	847,836	76,746
	Range Resources Corp.	6,758,577	75,966
*	Southwestern Energy Co.	15,716,800	73,712
*	PDC Energy Inc.	1,788,377	72,751
*,^	Whiting Petroleum Corp.	2,482,769	64,900
*	Antero Resources Corp.	6,342,296	56,003
*	Matador Resources Co.	2,849,947	55,090
	SM Energy Co.	3,094,645	54,125
*	Oasis Petroleum Inc.	8,825,843	53,308
*	ProPetro Holding Corp.	2,321,912	52,336
*	QEP Resources Inc.	6,387,145	49,756
*	Callon Petroleum Co.	6,325,148	47,755
^	Ensco plc Class A	11,895,443	46,749
*	Cactus Inc. Class A	1,254,119	44,647
*	Dril-Quip Inc.	972,708	44,599
*	Centennial Resource Development Inc. Class A	5,046,176	44,356
*	Oceaneering International Inc.	2,738,793	43,191
*	CNX Resources Corp.	4,009,649	43,184
*	NOW Inc.	2,968,425	41,439
*	MRC Global Inc.	2,170,949	37,948
*	Rowan Cos. plc Class A	3,507,480	37,846
*	Magnolia Oil & Gas Corp.	2,962,954	35,555
	McDermott International Inc.	4,674,197	34,776
	Archrock Inc.	3,548,864	34,708
	CVR Energy Inc.	841,786	34,682
	Arcosa Inc.	1,116,693	34,115
*	Gulfport Energy Corp.	4,212,408	33,784
*	SRC Energy Inc.	6,531,797	33,443
	SemGroup Corp. Class A	2,194,695	32,350
	Nabors Industries Ltd.	9,218,108	31,710
*	California Resources Corp.	1,207,790	31,052
*	Helix Energy Solutions Group Inc.	3,919,663	31,005
*,^	Tellurian Inc.	2,617,953	29,321
*	Carrizo Oil & Gas Inc.	2,232,191	27,835
*	Denbury Resources Inc.	12,533,770	25,694
*	Oil States International Inc.	1,468,405	24,904
*	C&J Energy Services Inc.	1,582,351	24,558
*,^	Enphase Energy Inc.	2,526,597	23,321
*	Renewable Energy Group Inc.	958,628	21,052
*	Newpark Resources Inc.	2,289,303	20,970
*	Tidewater Inc.	901,937	20,916
*	Unit Corp.	1,422,872	20,262
*	TPI Composites Inc.	703,875	20,145
*	Superior Energy Services Inc.	4,287,246	20,021
*	Noble Corp. plc	6,945,977	19,935
*	Northern Oil and Gas Inc.	7,268,849	19,917

	Berry Petroleum Corp.	1,653,824	19,085
	Green Plains Inc.	1,088,673	18,159
*	Weatherford International plc	25,938,615	18,105
*,^	Diamond Offshore Drilling Inc.	1,685,469	17,681
^	RPC Inc.	1,497,837	17,090
*	W&T Offshore Inc.	2,432,688	16,786
*	Select Energy Services Inc. Class A	1,358,107	16,324
*	Par Pacific Holdings Inc.	903,097	16,084
*,^	Jagged Peak Energy Inc.	1,515,657	15,869
^	Liberty Oilfield Services Inc. Class A	991,350	15,257
*	Penn Virginia Corp.	343,542	15,150
*,^	Plug Power Inc.	6,233,240	14,960
*	Laredo Petroleum Inc.	4,760,869	14,711
*	Talos Energy Inc.	540,054	14,344
*	Exterran Corp.	821,682	13,845
*	Matrix Service Co.	691,035	13,531
*	Keane Group Inc.	1,185,671	12,912
*	KLX Energy Services Holdings Inc.	512,364	12,881
*	Extraction Oil & Gas Inc.	3,020,268	12,776
*	REX American Resources Corp.	157,185	12,671
	Solaris Oilfield Infrastructure Inc. Class A	769,369	12,648
*,^	SunPower Corp. Class A	1,854,734	12,074
*	Bonanza Creek Energy Inc.	502,799	11,409
*	Forum Energy Technologies Inc.	2,120,244	10,834
*	FTS International Inc.	928,779	9,288
*	Nine Energy Service Inc.	407,899	9,239
*,^	Altus Midstream Co. Class A	1,523,988	8,992
*	Ring Energy Inc.	1,325,058	7,778
*	Ameresco Inc. Class A	472,745	7,649
*	TETRA Technologies Inc.	3,171,212	7,421
*	SandRidge Energy Inc.	868,478	6,965
*	Roan Resources Inc.	1,125,372	6,876
	Panhandle Oil and Gas Inc. Class A	424,995	6,672
	Mammoth Energy Services Inc.	395,758	6,589
*	Natural Gas Services Group Inc.	377,124	6,528
*	Abraxas Petroleum Corp.	5,105,361	6,382
	Evolution Petroleum Corp.	900,666	6,080
*	HighPoint Resources Corp.	2,649,631	5,856
*	Green Brick Partners Inc.	661,222	5,786
*,^	American Superconductor Corp.	444,195	5,712
*,^	Covia Holdings Corp.	1,019,712	5,700
*	Trecora Resources	610,279	5,547
*	SEACOR Marine Holdings Inc.	413,216	5,500
*	Chaparral Energy Inc. Class A	940,637	5,362
*	US Well Services Inc.	652,242	5,205
*,^	Halcon Resources Corp.	3,639,304	4,913
*	Gulf Island Fabrication Inc.	532,367	4,882
*	SilverBow Resources Inc.	206,493	4,749
	Falcon Minerals Corp.	483,509	4,274
*	ION Geophysical Corp.	271,217	3,916
*	Flotek Industries Inc.	1,143,909	3,706
*	Goodrich Petroleum Corp.	265,810	3,615
*,^	Montage Resources Corp.	233,668	3,514
*	Geospace Technologies Corp.	271,254	3,510
*	Earthstone Energy Inc. Class A	493,298	3,493
*	Pioneer Energy Services Corp.	1,930,220	3,417
*	Independence Contract Drilling Inc.	1,230,807	3,409

*	Midstates Petroleum Co. Inc.	308,101	3,010
*	Contango Oil & Gas Co.	743,718	2,343
*,^	Comstock Resources Inc.	322,171	2,233
	Adams Resources & Energy Inc.	55,525	2,169
*	VAALCO Energy Inc.	925,260	2,073
*	Lonestar Resources US Inc. Class A	506,794	2,032
*	NCS Multistage Holdings Inc.	390,255	2,022
*	Ultra Petroleum Corp.	3,259,166	1,988
*,^	Isramco Inc.	17,215	1,945
*	Smart Sand Inc.	434,900	1,935
*	Basic Energy Services Inc.	507,394	1,928
*,^	CARBO Ceramics Inc.	534,223	1,870
*,^	Bristow Group Inc.	1,600,601	1,777
*	Dawson Geophysical Co.	589,788	1,728
*	Infrastructure and Energy Alternatives Inc.	308,141	1,615
*	Ranger Energy Services Inc.	174,793	1,393
*,^	Legacy Reserves Inc.	2,821,063	1,385
*,^	Torchlight Energy Resources Inc.	824,037	1,351
*,^	Lilis Energy Inc.	980,470	1,147
*	Quintana Energy Services Inc.	240,977	1,041
*,^	FuelCell Energy Inc.	4,022,181	990
*	Pacific Ethanol Inc.	519,609	509
*	Superior Drilling Products Inc.	362,148	478
*,^	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	440
*	Mitcham Industries Inc.	103,673	407
*	Hornbeck Offshore Services Inc.	304,438	378
*	Enservco Corp.	585,586	310
*,^	EP Energy Corp. Class A	1,091,221	284
*	Rosehill Resources Inc. Class A	83,445	284
*,^	Zion Oil & Gas Inc.	265,035	200
*,^	Approach Resources Inc.	543,673	192
	TechnipFMC plc	5,971	140
*	PrimeEnergy Resources Corp.	466	76
*,^	PEDEVCO Corp.	16,622	46
*	Tidewater Inc. Warrants Series B	9,555	33
*	Tidewater Inc. Warrants Series A	8,839	32
*,^	Houston American Energy Corp.	38,447	8
*	Barnwell Industries Inc.	4,061	6
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	2
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	—
*	SAExploration Holdings Inc.	82	—
*	Key Energy Services Inc.	68	—
*	Aemetis Inc.	126	—
*	Jones Energy Inc. Class A	782	—
*,^,§ Harvest Natural Resources Inc.		51,829	—
*,§	Rex Energy Corp.	302	—
			39,515,078
Other (0.0%)2
*,§	Herbalife Ltd. CVR	234,057	2,270
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		201,001	911
*,§	A Schulman Inc. CVR	659,182	285
*,^,§ Ocera Therapeutics CVR		653,477	176
*,§	NewStar Financial Inc. CVR	551,185	143
*,§	Corium CVR	782,067	141
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*,§	Omthera Pharmaceuticals Inc. CVR	121,311	73

*,§	Social Reality Inc. Rights Exp. 12/31/2019	148,260	27
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,§	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,§	Clinical Data CVR	216,285	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*,^,§	Biosante Pharmaceutical Inc. CVR	253,823	—
*	Kadmon Warrants Exp. 09/29/2022	169,257	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
			4,251
Technology (20.3%)
	Microsoft Corp.	208,400,397	24,578,743
	Apple Inc.	115,271,453	21,895,812
*	Facebook Inc. Class A	64,796,680	10,800,959
*	Alphabet Inc. Class A	8,133,748	9,572,527
*	Alphabet Inc. Class C	8,061,979	9,459,201
	Intel Corp.	122,150,937	6,559,505
	Cisco Systems Inc.	119,569,489	6,455,557
	Oracle Corp.	68,236,795	3,664,998
*	Adobe Inc.	13,247,209	3,530,249
	International Business Machines Corp.	24,687,905	3,483,463
*	salesforce.com Inc.	19,736,756	3,125,710
	Broadcom Inc.	10,220,464	3,073,396
	NVIDIA Corp.	15,739,511	2,826,187
	Texas Instruments Inc.	26,089,330	2,767,295
	QUALCOMM Inc.	32,869,246	1,874,533
	Intuit Inc.	6,696,547	1,750,544
*	Micron Technology Inc.	30,429,189	1,257,638
*	ServiceNow Inc.	4,867,564	1,199,806
	Cognizant Technology Solutions Corp. Class A	15,621,707	1,131,793
	Analog Devices Inc.	9,993,645	1,052,031
	Applied Materials Inc.	25,900,396	1,027,210
*	Autodesk Inc.	5,944,196	926,225
	Xilinx Inc.	6,870,985	871,172
*	Red Hat Inc.	4,558,830	832,898
	HP Inc.	42,160,979	819,188
*	Workday Inc. Class A	4,099,449	790,579
	Lam Research Corp.	4,140,791	741,243
	Corning Inc.	21,359,849	707,011
*	Twitter Inc.	19,777,471	650,283
*	Advanced Micro Devices Inc.	24,563,860	626,870
	Motorola Solutions Inc.	4,446,007	624,308
*	Palo Alto Networks Inc.	2,446,304	594,158
	Hewlett Packard Enterprise Co.	37,368,697	576,599
^	Microchip Technology Inc.	6,429,049	533,354
*	VeriSign Inc.	2,935,743	533,013
	KLA-Tencor Corp.	4,435,823	529,682
	Harris Corp.	3,199,087	510,926
*	Splunk Inc.	4,009,861	499,629
*	Cadence Design Systems Inc.	7,663,477	486,707
*	Cerner Corp.	8,371,904	478,957
*	Synopsys Inc.	4,101,295	472,264
	DXC Technology Co.	7,280,208	468,190
	NetApp Inc.	6,702,446	464,748
*	Arista Networks Inc.	1,439,141	452,552
*	IAC/InterActiveCorp	2,109,916	443,314
*	Veeva Systems Inc. Class A	3,394,300	430,601

*	ANSYS Inc.	2,268,438	414,466
	Maxim Integrated Products Inc.	7,430,980	395,105
	CDW Corp.	4,071,016	392,324
	Skyworks Solutions Inc.	4,723,579	389,601
	Symantec Corp.	16,486,725	379,030
	VMware Inc. Class A	2,091,046	377,455
	SS&C Technologies Holdings Inc.	5,793,496	368,988
	Western Digital Corp.	7,500,985	360,497
*	GoDaddy Inc. Class A	4,738,922	356,320
*	Gartner Inc.	2,340,696	355,037
	Marvell Technology Group Ltd.	16,931,069	336,759
*	Fortinet Inc.	3,927,877	329,824
	Seagate Technology plc	6,882,847	329,620
*	Twilio Inc. Class A	2,533,353	327,259
	Citrix Systems Inc.	3,228,276	321,730
*	Akamai Technologies Inc.	4,196,571	300,936
*	PTC Inc.	2,894,997	266,861
*	Ultimate Software Group Inc.	805,357	265,872
	Leidos Holdings Inc.	3,970,405	254,463
*	F5 Networks Inc.	1,618,871	254,049
*	Zendesk Inc.	2,934,410	249,425
	Juniper Networks Inc.	9,333,752	247,064
*	Tableau Software Inc. Class A	1,940,526	246,990
*	Dell Technologies Inc.	4,200,701	246,539
*	Paycom Software Inc.	1,274,143	240,979
*	Qorvo Inc.	3,333,074	239,081
*	EPAM Systems Inc.	1,393,538	235,689
*	ON Semiconductor Corp.	11,099,238	228,311
*	Guidewire Software Inc.	2,195,300	213,295
*	Okta Inc.	2,540,571	210,181
*	Tyler Technologies Inc.	991,100	202,581
	CDK Global Inc.	3,397,921	199,866
*	Aspen Technology Inc.	1,906,415	198,763
	Teradyne Inc.	4,852,132	193,309
*	RingCentral Inc. Class A	1,765,339	190,304
*,^	Snap Inc.	17,021,598	187,578
*	Proofpoint Inc.	1,501,053	182,273
*	HubSpot Inc.	1,065,485	177,094
*	Cree Inc.	2,799,179	160,169
*	Ciena Corp.	4,228,139	157,879
*	Coupa Software Inc.	1,609,451	146,428
	Cypress Semiconductor Corp.	9,782,360	145,953
*	Nutanix Inc.	3,761,050	141,942
	Monolithic Power Systems Inc.	1,045,509	141,656
*	ARRIS International plc	4,463,232	141,083
*	Teradata Corp.	3,200,457	139,700
*	DocuSign Inc. Class A	2,690,866	139,494
	MKS Instruments Inc.	1,462,424	136,079
*	RealPage Inc.	2,163,512	131,304
*	Nuance Communications Inc.	7,735,613	130,964
	Entegris Inc.	3,667,720	130,901
*	New Relic Inc.	1,320,866	130,369
*	Pure Storage Inc. Class A	5,887,873	128,297
*	CACI International Inc. Class A	673,224	122,540
*,^	ViaSat Inc.	1,558,550	120,788
*,^	MongoDB Inc.	815,387	119,878
*	Lumentum Holdings Inc.	2,063,387	116,664

* Medidata Solutions Inc.	1,580,993	115,792
* CommScope Holding Co. Inc.	5,209,953	113,212
Science Applications International Corp.	1,440,880	110,876
LogMeIn Inc.	1,372,720	109,955
j2 Global Inc.	1,268,739	109,873
* 2U Inc.	1,502,888	106,480
SYNNEX Corp.	1,111,759	106,051
* Verint Systems Inc.	1,771,369	106,034
Blackbaud Inc.	1,321,947	105,399
* Tech Data Corp.	1,014,296	103,874
* ACI Worldwide Inc.	2,990,541	98,299
* Manhattan Associates Inc.	1,760,445	97,018
* Silicon Laboratories Inc.	1,168,219	94,462
* Zscaler Inc.	1,326,288	94,074
* Ellie Mae Inc.	950,584	93,813
* Semtech Corp.	1,785,151	90,882
* NCR Corp.	3,228,748	88,113
Cabot Microelectronics Corp.	783,653	87,738
* Integrated Device Technology Inc.	1,750,778	85,771
* FireEye Inc.	5,068,964	85,108
* Dropbox Inc. Class A	3,883,696	84,665
* Alteryx Inc. Class A	969,879	81,344
* Five9 Inc.	1,507,044	79,617
^ Match Group Inc.	1,392,856	78,850
* Cornerstone OnDemand Inc.	1,426,451	78,141
* Ceridian HCM Holding Inc.	1,521,137	78,034
* Envestnet Inc.	1,179,047	77,098
Perspecta Inc.	3,784,245	76,517
* Viavi Solutions Inc.	6,175,318	76,450
* Qualys Inc.	906,526	75,006
* Finisar Corp.	3,179,439	73,668
* Q2 Holdings Inc.	1,059,830	73,404
* CommVault Systems Inc.	1,119,600	72,483
Pegasystems Inc.	1,072,969	69,743
* Box Inc.	3,568,280	68,903
* Cirrus Logic Inc.	1,628,108	68,494
* Cloudera Inc.	6,099,846	66,732
Cogent Communications Holdings Inc.	1,176,740	63,838
* Alarm.com Holdings Inc.	974,356	63,236
* SailPoint Technologies Holding Inc.	2,139,586	61,449
* Premier Inc. Class A	1,726,809	59,558
InterDigital Inc.	900,388	59,408
* Bottomline Technologies DE Inc.	1,173,770	58,794
* Everbridge Inc.	775,572	58,176
^ Ubiquiti Networks Inc.	385,362	57,693
* Covetrus Inc.	1,798,868	57,294
* NetScout Systems Inc.	2,000,628	56,158
* Rapid7 Inc.	1,099,255	55,633
Progress Software Corp.	1,212,883	53,816
Brooks Automation Inc.	1,830,389	53,685
Power Integrations Inc.	766,458	53,606
* Insight Enterprises Inc.	959,376	52,823
* Advanced Energy Industries Inc.	1,054,732	52,399
* Blackline Inc.	1,119,856	51,872
* Avaya Holdings Corp.	3,004,003	50,557
* SPS Commerce Inc.	476,131	50,498
* Acacia Communications Inc.	877,089	50,301

*	Inphi Corp.	1,133,547	49,581
*	EchoStar Corp. Class A	1,320,986	48,150
*	Varonis Systems Inc.	769,565	45,889
*	Avalara Inc.	814,652	45,449
*	Allscripts Healthcare Solutions Inc.	4,725,156	45,078
*	LivePerson Inc.	1,543,770	44,800
*	MaxLinear Inc.	1,701,366	43,436
*	Lattice Semiconductor Corp.	3,523,896	42,040
	Plantronics Inc.	905,362	41,746
*	Instructure Inc.	871,929	41,085
*	Blucora Inc.	1,199,936	40,054
*	Virtusa Corp.	733,025	39,180
*	Diodes Inc.	1,111,766	38,578
	CSG Systems International Inc.	909,293	38,463
*	Yext Inc.	1,759,204	38,456
*	Workiva Inc.	757,942	38,428
*	PROS Holdings Inc.	878,428	37,105
*	Synaptics Inc.	933,217	37,095
*	Pivotal Software Inc. Class A	1,759,763	36,691
*	Benefitfocus Inc.	731,666	36,232
*	Pitney Bowes Inc.	5,130,437	35,246
*	ForeScout Technologies Inc.	823,341	34,506
*	Zuora Inc. Class A	1,675,532	33,561
*	FormFactor Inc.	2,055,224	33,069
*	Cision Ltd.	2,399,995	33,048
*	Appfolio Inc.	415,806	33,015
*,^	3D Systems Corp.	2,994,060	32,216
*	Electronics For Imaging Inc.	1,190,251	32,018
*	MicroStrategy Inc. Class A	221,789	31,993
*	ePlus Inc.	359,389	31,820
*	Altair Engineering Inc. Class A	852,254	31,371
	Xperi Corp.	1,331,546	31,158
*	Smartsheet Inc. Class A	739,905	30,181
^	Ebix Inc.	605,729	29,905
	TiVo Corp.	3,205,692	29,877
	NIC Inc.	1,710,413	29,231
*	Cray Inc.	1,116,064	29,073
*	Bandwidth Inc. Class A	408,839	27,376
*	NETGEAR Inc.	817,260	27,068
*	Boingo Wireless Inc.	1,114,317	25,941
*	Rambus Inc.	2,447,010	25,571
*,^	Tabula Rasa HealthCare Inc.	442,805	24,983
	Shutterstock Inc.	534,340	24,916
*	Vocera Communications Inc.	778,529	24,625
*	ScanSource Inc.	677,823	24,280
*	Extreme Networks Inc.	3,202,063	23,983
*	NextGen Healthcare Inc.	1,420,870	23,913
*	Perficient Inc.	827,405	22,663
*	Carbonite Inc.	909,453	22,564
	Monotype Imaging Holdings Inc.	1,093,960	21,759
*	Diebold Nixdorf Inc.	1,957,994	21,675
*,^	Domo Inc.	528,763	21,325
*	Anaplan Inc.	535,476	21,076
*	Infinera Corp.	4,797,344	20,820
*,^	Appian Corp. Class A	589,231	20,287
*	Upland Software Inc.	476,300	20,176
*	Tenable Holdings Inc.	634,401	20,085

*	Nanometrics Inc.	617,940	19,082
*,^	Tucows Inc. Class A	229,331	18,617
*	Axcelis Technologies Inc.	904,771	18,204
	ADTRAN Inc.	1,324,161	18,141
	Presidio Inc.	1,224,998	18,130
*	Rudolph Technologies Inc.	778,874	17,758
*	Quantenna Communications Inc.	703,648	17,120
*	Amkor Technology Inc.	1,987,060	16,969
*	Photronics Inc.	1,781,713	16,837
*	OneSpan Inc.	874,440	16,807
*	CEVA Inc.	602,454	16,242
	Cohu Inc.	1,084,157	15,991
*,^	Elastic NV	196,908	15,727
*,^	nLight Inc.	686,583	15,297
*	Unisys Corp.	1,296,690	15,132
	Forrester Research Inc.	305,920	14,791
	Comtech Telecommunications Corp.	629,355	14,614
*	Carbon Black Inc.	1,005,047	14,020
*,^	Ichor Holdings Ltd.	606,258	13,689
*	Endurance International Group Holdings Inc.	1,862,091	13,500
*	Mitek Systems Inc.	1,063,456	13,017
*	Harmonic Inc.	2,373,114	12,862
^	Switch Inc.	1,220,980	12,588
*	Model N Inc.	717,264	12,581
*	Loral Space & Communications Inc.	343,972	12,400
*	Rosetta Stone Inc.	565,565	12,358
*	Agilysys Inc.	578,685	12,251
*,^	KeyW Holding Corp.	1,400,586	12,073
*	CalAmp Corp.	947,507	11,920
	QAD Inc. Class A	270,068	11,632
	Computer Programs & Systems Inc.	372,945	11,073
*,^	VirnetX Holding Corp.	1,730,163	10,952
*	MobileIron Inc.	1,986,547	10,866
	PC Connection Inc.	293,770	10,773
*	Zix Corp.	1,529,316	10,522
*,^	TransEnterix Inc.	4,408,087	10,491
*	SVMK Inc.	568,431	10,351
*	PDF Solutions Inc.	819,202	10,117
*	Vectrus Inc.	377,206	10,030
*	DSP Group Inc.	708,471	9,968
	Systemax Inc.	434,652	9,841
*	Calix Inc.	1,276,950	9,833
*	Limelight Networks Inc.	3,037,394	9,811
*	Ultra Clean Holdings Inc.	942,961	9,760
*	Meet Group Inc.	1,937,053	9,743
	Hackett Group Inc.	614,799	9,714
*	Digi International Inc.	734,457	9,306
*	ChannelAdvisor Corp.	762,145	9,283
	American Software Inc. Class A	761,872	9,104
*	A10 Networks Inc.	1,233,903	8,748
*	Brightcove Inc.	934,564	7,860
	Simulations Plus Inc.	355,330	7,501
*	Ooma Inc.	560,175	7,417
*	Ribbon Communications Inc.	1,428,754	7,358
*	Telaria Inc.	1,108,545	7,028
*	Amber Road Inc.	805,030	6,980
*,^	Gogo Inc.	1,531,440	6,876

*	Alpha & Omega Semiconductor Ltd.	585,690	6,741
*,^	Eventbrite Inc. Class A	346,847	6,649
*	PAR Technology Corp.	271,257	6,635
*	Telenav Inc.	1,087,663	6,602
*	NeoPhotonics Corp.	1,012,191	6,367
*	Aerohive Networks Inc.	1,373,732	6,223
*,^	USA Technologies Inc.	1,476,308	6,127
*	Immersion Corp.	722,269	6,089
*	Casa Systems Inc.	725,001	6,017
*	Aquantia Corp.	662,571	6,003
*	Castlight Health Inc. Class B	1,570,820	5,891
*	WideOpenWest Inc.	645,618	5,875
*,^	Applied Optoelectronics Inc.	480,161	5,858
*	eGain Corp.	550,716	5,755
*	I3 Verticals Inc. Class A	227,569	5,466
*	KVH Industries Inc.	533,493	5,436
*,^	AXT Inc.	1,210,381	5,386
*,^	Adesto Technologies Corp.	774,039	4,683
*	Clearfield Inc.	305,617	4,493
	AstroNova Inc.	215,694	4,398
*,^	Inseego Corp.	909,189	4,291
*	GSI Technology Inc.	533,892	4,148
	Preformed Line Products Co.	78,070	4,145
*	Pixelworks Inc.	1,018,599	3,993
*,^	Digimarc Corp.	120,738	3,789
*	ACM Research Inc. Class A	215,406	3,324
*	VOXX International Corp. Class A	708,030	3,271
*	RigNet Inc.	325,750	3,183
*,^	SecureWorks Corp. Class A	171,120	3,149
*	SharpSpring Inc.	192,145	3,078
*	Airgain Inc.	230,140	2,953
	GlobalSCAPE Inc.	464,749	2,946
*,^	Park City Group Inc.	368,697	2,946
*	EMCORE Corp.	731,534	2,670
*	Great Elm Capital Group Inc.	624,886	2,656
*	ID Systems Inc.	440,549	2,612
*,^	Everspin Technologies Inc.	323,950	2,481
	TESSCO Technologies Inc.	159,708	2,472
*	Exela Technologies Inc.	717,631	2,397
*	Amtech Systems Inc.	391,477	2,087
*	Finjan Holdings Inc.	700,435	2,052
*	DASAN Zhone Solutions Inc.	188,865	2,019
*,^	Internap Corp.	405,610	2,012
	TransAct Technologies Inc.	216,421	1,978
*	NetSol Technologies Inc.	303,489	1,976
*,^	Impinj Inc.	113,769	1,906
	PC-Tel Inc.	379,196	1,900
*	Aviat Networks Inc.	122,767	1,886
*	Key Tronic Corp.	305,161	1,883
*	LRAD Corp.	647,432	1,845
*	Computer Task Group Inc.	408,207	1,755
*	Intelligent Systems Corp.	54,949	1,755
*	inTEST Corp.	243,486	1,636
*,^	Rimini Street Inc.	326,068	1,630
*	Identiv Inc.	308,648	1,556
*,^	RumbleON Inc. Class B	305,543	1,509
*	Kopin Corp.	1,095,757	1,468

*	Synacor Inc.	885,543	1,390
*	Seachange International Inc.	1,042,266	1,386
*,^	Smith Micro Software Inc.	484,673	1,357
*	Majesco	192,070	1,354
*	Support.com Inc.	571,665	1,292
*,^	QuickLogic Corp.	2,068,115	1,263
*,^	Resonant Inc.	409,974	1,230
*,^	Fusion Connect Inc.	937,650	1,228
	QAD Inc. Class B	39,540	1,226
*	Aware Inc.	329,423	1,193
*,^	Veritone Inc.	213,628	1,111
*	Data I/O Corp.	177,828	987
*	Lantronix Inc.	314,077	949
	Wayside Technology Group Inc.	83,373	930
*	Icad Inc.	158,501	819
*	Innodata Inc.	645,140	819
*,^	SITO Mobile Ltd.	447,062	814
*,^	Atomera Inc.	285,435	774
*	Neurotrope Inc.	136,924	746
*,^	Intellicheck Inc.	198,700	701
*	RCM Technologies Inc.	160,025	630
*	Aehr Test Systems	430,821	595
*,^	Red Violet Inc.	88,198	593
*	GSE Systems Inc.	209,953	588
*	AudioEye Inc.	64,820	584
*	CynergisTek Inc.	114,045	567
	BK Technologies Corp.	131,946	544
*	WidePoint Corp.	1,157,434	526
	CSP Inc.	47,389	512
*	Mastech Digital Inc.	82,534	509
*	BSQUARE Corp.	220,238	429
*	ClearOne Inc.	211,195	427
	Network-1 Technologies Inc.	160,465	417
*	Alithya Group Inc. Class A	122,179	384
*	Inuvo Inc.	279,888	347
*	Intermolecular Inc.	237,488	273
*	Optical Cable Corp.	55,304	258
*,^	FTE Networks Inc.	128,461	227
*,^	NXT-ID Inc.	227,681	194
*	One Stop Systems Inc.	83,710	171
*	Marin Software Inc.	20,944	96
*	CVD Equipment Corp.	21,738	85
*	Xcel Brands Inc.	38,758	66
*	Neonode Inc.	17,774	56
*	Trio-Tech International	15,280	51
*,^	Ominto Inc.	115,695	47
*	ADDvantage Technologies Group Inc.	30,406	42
*	Qumu Corp.	15,343	38
*	Qualstar Corp.	4,406	24
*	Streamline Health Solutions Inc.	16,383	17
*	Cinedigm Corp. Class A	5,804	11
*	Creative Realities Inc.	3,167	9
	SilverSun Technologies Inc.	2,401	7
*	Westell Technologies Inc. Class A	82	—
*	Evolving Systems Inc.	121	—
	Communications Systems Inc.	26	—
*	Sunworks Inc.	94	—

*	ARC Group Worldwide Inc.	6	—
*	Socket Mobile Inc.	1	—
			156,578,511
Telecommunications (1.9%)
	Verizon Communications Inc.	112,237,587	6,636,608
	AT&T Inc.	197,849,334	6,204,555
*	T-Mobile US Inc.	8,054,989	556,600
	CenturyLink Inc.	26,382,406	316,325
*	Zayo Group Holdings Inc.	5,405,281	153,618
*	Sprint Corp.	16,496,705	93,206
	Telephone & Data Systems Inc.	2,555,088	78,518
*	Iridium Communications Inc.	2,600,136	68,748
*	Vonage Holdings Corp.	5,907,295	59,309
	Shenandoah Telecommunications Co.	1,266,876	56,199
*	8x8 Inc.	2,481,689	50,130
*,^	GTT Communications Inc.	1,187,650	41,211
*,^	Intelsat SA	2,061,500	32,283
*	United States Cellular Corp.	448,626	20,596
^	Consolidated Communications Holdings Inc.	1,815,085	19,803
	ATN International Inc.	279,641	15,769
*	ORBCOMM Inc.	2,105,833	14,278
*	Cincinnati Bell Inc.	1,303,086	12,431
*,^	Pareteum Corp.	2,716,605	12,361
*	pdvWireless Inc.	343,173	12,066
	Spok Holdings Inc.	541,905	7,381
*,^	Frontier Communications Corp.	2,764,055	5,500
	IDT Corp. Class B	542,284	3,601
*,^	HC2 Holdings Inc.	1,404,529	3,441
*	Alaska Communications Systems Group Inc.	1,390,749	2,670
*,^	Globalstar Inc.	3,278,063	1,410
*	Otelco Inc. Class A	54,417	892
*	CPS Technologies Corp.	117,917	182
			14,479,691
Utilities (3.2%)
	NextEra Energy Inc.	12,989,238	2,511,080
	Duke Energy Corp.	19,751,386	1,777,625
	Dominion Energy Inc.	21,649,955	1,659,686
	Southern Co.	27,546,429	1,423,599
	Exelon Corp.	26,202,094	1,313,511
	American Electric Power Co. Inc.	13,387,264	1,121,183
	Sempra Energy	7,432,485	935,453
	Public Service Enterprise Group Inc.	13,728,264	815,596
	Xcel Energy Inc.	14,190,666	797,657
	Consolidated Edison Inc.	8,840,577	749,769
	WEC Energy Group Inc.	8,586,324	679,007
	PPL Corp.	19,555,150	620,681
	DTE Energy Co.	4,938,410	616,017
	Eversource Energy	8,585,835	609,165
	FirstEnergy Corp.	14,352,200	597,195
	Edison International	8,851,436	548,081
	American Water Works Co. Inc.	4,894,180	510,267
	Ameren Corp.	6,639,028	488,301
	Entergy Corp.	4,891,458	467,770
	CMS Energy Corp.	7,659,678	425,419
	CenterPoint Energy Inc.	13,570,465	416,613
	Evergy Inc.	7,139,094	414,424

	Atmos Energy Corp.	3,171,637	326,457
	AES Corp.	17,954,515	324,618
	NRG Energy Inc.	7,464,466	317,091
	Alliant Energy Corp.	6,607,886	311,430
	NiSource Inc.	10,114,286	289,875
	Pinnacle West Capital Corp.	3,027,883	289,405
	Vistra Energy Corp.	10,945,542	284,912
	UGI Corp.	4,734,398	262,380
*	PG&E Corp.	14,090,399	250,809
	Aqua America Inc.	4,881,567	177,884
	IDACORP Inc.	1,377,475	137,114
	National Fuel Gas Co.	2,144,756	130,744
	ONE Gas Inc.	1,450,981	129,181
	Portland General Electric Co.	2,413,104	125,095
	New Jersey Resources Corp.	2,439,949	121,485
	Hawaiian Electric Industries Inc.	2,971,226	121,137
	Black Hills Corp.	1,626,634	120,485
	ALLETE Inc.	1,417,443	116,556
	Southwest Gas Holdings Inc.	1,379,947	113,514
	Spire Inc.	1,313,352	108,076
	PNM Resources Inc.	2,168,724	102,667
	NorthWestern Corp.	1,368,038	96,324
	Avangrid Inc.	1,859,497	93,626
	South Jersey Industries Inc.	2,515,687	80,678
	California Water Service Group	1,326,938	72,026
	Avista Corp.	1,762,706	71,601
	American States Water Co.	1,002,331	71,466
	El Paso Electric Co.	1,105,023	64,997
	MGE Energy Inc.	948,283	64,455
	Ormat Technologies Inc.	1,116,665	61,584
	Pattern Energy Group Inc. Class A	2,690,913	59,200
	Northwest Natural Holding Co.	818,373	53,710
	SJW Group	669,486	41,334
	Chesapeake Utilities Corp.	441,193	40,241
*,^	Sunrun Inc.	2,572,810	36,174
	TerraForm Power Inc. Class A	1,973,897	27,121
	Middlesex Water Co.	424,194	23,751
*	Evoqua Water Technologies Corp.	1,870,491	23,531
	Connecticut Water Service Inc.	330,197	22,668
	Unitil Corp.	395,072	21,401
	York Water Co.	359,772	12,347
*,^	Atlantic Power Corp.	3,858,352	9,723
	Artesian Resources Corp. Class A	240,624	8,968
*	AquaVenture Holdings Ltd.	397,711	7,696
*,^	Bloom Energy Corp. Class A	467,611	6,042
*,^	Vivint Solar Inc.	1,197,535	5,952
*	Pure Cycle Corp.	508,339	5,012
	RGC Resources Inc.	176,968	4,691
*,^	Cadiz Inc.	447,266	4,330
	Genie Energy Ltd. Class B	432,392	3,675
^	Spark Energy Inc. Class A	230,168	2,051
			24,755,389
Total Common Stocks (Cost $485,463,942)			768,961,624

		Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.9%)
3,4 Vanguard Market Liquidity Fund		2.554%		65,643,680	6,565,681

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.432%-2.451%	4/18/19	70,000	69,920
5	United States Treasury Bill	2.407%	6/6/19	110,000	109,523
					179,443
Total Temporary Cash Investments (Cost $6,743,631)					6,745,124
Total Investments (100.4%) (Cost $492,207,573)					775,706,748
Other Assets and Liabilities-Net (-0.4%)4,6					(2,986,677)
Net Assets (100%)					772,720,071

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$3,408,951,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $3,586,926,000 of collateral received for securities on loan.
5 Securities with a value of $148,328,000 have been segregated as initial margin for open futures contracts.
6 Cash of $5,380,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	24,319	3,450,623	26,062
E-mini Russell 2000 Index	June 2019	1,914	147,742	1,263
E-mini S&P Mid-Cap 400 Index	June 2019	240	45,624	874
				28,199

Total Stock Market Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
Termination			Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date Counterparty		($000)	(Paid)[1]	($000)	($000)
First Republic Bank	2/4/20	GSI	119,094	(3.112%)	—	(3,668)
SLM Corp.	2/4/20	GSI	43,752	(3.112%)	—	(2,614)
VICI Properties Inc.	2/4/20	GSI	43,080	(3.112%)	1,218	—
					1,218	(6,282)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the

Total Stock Market Index Fund

value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

Total Stock Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	768,956,482	8	5,134
Temporary Cash Investments	6,565,681	179,443	—
Futures Contracts—Assets[1]	19,768	—	—
Swap Contracts—Assets	—	1,218	—
Swap Contracts—Liabilities	—	(6,282)	—
Total	775,541,931	174,387	5,134
1 Represents variation margin on the last day of the reporting period.